PACIFIC SELECT FUND

The 2014 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund. For those policyholders and contract owners, the AFIS Annual Report should be read in conjunction with the Pacific Select Fund Annual Report included herein.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

The 2014 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Pacific Select Fund
Diversified Bond	Diversified Bond Class I *	240,006	$1,905,391	$2,093,902
Floating Rate Income	Floating Rate Income Class I *	66,853	675,622	686,532
Floating Rate Loan	Floating Rate Loan Class I *	374,151	2,199,282	2,308,321
High Yield Bond	High Yield Bond Class I *	3,348,693	17,190,363	22,730,338
Inflation Managed	Inflation Managed Class I *	2,119,844	21,456,088	21,169,242
Inflation Strategy	Inflation Strategy Class I *	27,171	279,955	272,354
Managed Bond	Managed Bond Class I *	4,810,078	49,817,026	56,735,395
Short Duration Bond	Short Duration Bond Class I *	425,227	3,759,111	4,048,997
Emerging Markets Debt	Emerging Markets Debt Class I *	24,418	253,242	237,714
American Funds® Growth	American Funds Growth Class I *	587,602	3,444,219	7,738,204
American Funds Growth-Income	American Funds Growth-Income Class I *	635,052	4,560,934	9,745,169
Comstock	Comstock Class I *	449,353	2,577,563	5,466,546
Dividend Growth	Dividend Growth Class I *	605,031	4,839,570	8,949,424
Equity Index	Equity Index Class I *	1,431,407	25,621,552	65,647,515
Focused Growth	Focused Growth Class I *	244,517	1,412,244	4,484,114
Growth	Growth Class I *	3,324,470	44,066,214	64,967,096
Large-Cap Growth	Large-Cap Growth Class I *	532,600	1,985,116	4,102,821
Large-Cap Value	Large-Cap Value Class I *	882,023	7,291,951	15,638,710
Long/Short Large-Cap	Long/Short Large-Cap Class I *	271,480	2,262,490	2,994,054
Main Street® Core	Main Street Core Class I *	2,668,360	42,618,897	76,304,528
Mid-Cap Equity	Mid-Cap Equity Class I *	1,008,708	9,306,109	14,242,830
Mid-Cap Growth	Mid-Cap Growth Class I *	726,691	3,092,571	7,506,755
Mid-Cap Value	Mid-Cap Value Class I *	126,846	1,208,221	1,766,650
Small-Cap Equity	Small-Cap Equity Class I *	102,492	1,041,706	1,646,960
Small-Cap Growth	Small-Cap Growth Class I *	599,613	4,003,553	7,819,663
Small-Cap Index	Small-Cap Index Class I *	678,771	5,317,537	12,163,964
Small-Cap Value	Small-Cap Value Class I *	395,775	3,523,727	6,291,360
Value Advantage	Value Advantage Class I *	106,844	1,323,732	1,424,481
Health Sciences	Health Sciences Class I *	498,078	4,925,546	13,932,344
Real Estate	Real Estate Class I *	508,267	5,058,663	11,019,130
Technology	Technology Class I *	328,457	1,044,047	1,857,384
Emerging Markets	Emerging Markets Class I *	946,043	5,329,124	14,302,314
International Large-Cap	International Large-Cap Class I *	1,374,225	6,760,667	10,399,966
International Small-Cap	International Small-Cap Class I *	114,785	570,402	909,901
International Value	International Value Class I *	2,740,582	25,729,088	28,945,753
Currency Strategies	Currency Strategies Class I *	4,070	41,848	43,204
Global Absolute Return	Global Absolute Return Class I *	9,966	97,901	104,239
Precious Metals	Precious Metals Class I *	21,294	95,013	86,212
American Funds Asset Allocation	American Funds Asset Allocation Class I *	597,606	9,606,917	11,969,430
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	80,734	958,255	1,087,165
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	260,101	3,288,930	4,204,412
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	218,576	2,791,338	3,782,135
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I *	3,546,930	34,901,426	40,010,297
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	4,669,869	45,460,425	55,067,375
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	14,328,044	137,355,105	174,627,282
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	9,305,761	88,136,095	117,046,570
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	3,680,674	34,425,644	46,922,306

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Balanced-Risk Allocation Series II	Invesco V.I. Balanced-Risk Allocation Series II	149,669	1,637,606	1,821,468
Invesco V.I. Equity and Income Series II	Invesco V.I. Equity and Income Series II	3,072	56,897	57,947

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	115,666	2,172,246	2,295,968

See Notes to Financial Statements	G-1	See explanation of symbol on page G-2

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	American Funds Insurance Series®
American Funds IS Capital Income Builder® Class 4	American Funds IS Capital Income Builder Class 4	501	$5,015	$4,911
American Funds IS Global Growth FundSM Class 4	American Funds IS Global Growth Fund Class 4	1,813	51,710	49,572
American Funds IS International FundSM Class 4	American Funds IS International Fund Class 4	557	11,877	11,271
American Funds IS International Growth and Income FundSM Class 4	American Funds IS International Growth and Income Fund Class 4	22,400	397,882	362,651
American Funds IS New World Fund® Class 4	American Funds IS New World Fund Class 4	4,711	112,079	96,848
American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4	American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	31,527	388,369	389,039

	BlackRock® Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	1,255,668	15,032,629	17,792,822
BlackRock iShares® Alternative Strategies V.I. Class I	BlackRock iShares Alternative Strategies V.I. Class I	2,102	21,562	21,457

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	37,556	1,143,990	1,378,296
Fidelity VIP FundsManager® 60% Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	10,002	111,907	119,518
Fidelity VIP Money Market Service Class	Fidelity VIP Money Market Service Class	11,687,727	11,687,727	11,687,727
Fidelity VIP Strategic Income Service Class 2	Fidelity VIP Strategic Income Service Class 2	6,713	76,500	74,184

	First Trust Variable Insurance Trust
First Trust/Dow Jones Dividend & Income Allocation Class I	First Trust/Dow Jones Dividend & Income Allocation Class I	10,670	120,391	132,420

	Franklin Templeton Variable Insurance Products Trust
Franklin Founding Funds Allocation VIP Class 4	Franklin Founding Funds Allocation VIP Class 4	320,617	1,942,134	2,417,452
Franklin Mutual Global Discovery VIP Class 2	Franklin Mutual Global Discovery VIP Class 2	45,166	997,903	998,615
Franklin Rising Dividends VIP Class 2	Franklin Rising Dividends VIP Class 2	31,959	815,637	928,719
Templeton Global Bond VIP Class 2	Templeton Global Bond VIP Class 2	56,220	1,041,654	1,011,394

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	63,699	1,015,705	1,194,352

	IVY Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Ivy Funds VIP Asset Strategy	3,542	38,891	38,500

	Janus Aspen Series
Janus Aspen Series Balanced Service Shares	Janus Aspen Series Balanced Service Shares	98,845	3,071,700	3,258,921
Janus Aspen Series Flexible Bond Service Shares	Janus Aspen Series Flexible Bond Service Shares	7,090	92,128	92,027

	Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture Class VC	Lord Abbett Bond Debenture Class VC	44,197	556,210	525,501
Lord Abbett International Core Equity Class VC	Lord Abbett International Core Equity Class VC	741	12,601	11,819
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC	10,734	183,418	180,867

	MFS® Variable Insurance Trust
MFS Total Return Series - Service Class	MFS Total Return Series - Service Class	26,322	557,781	630,406
MFS Utilities Series - Service Class	MFS Utilities Series - Service Class	44,574	1,479,991	1,492,343

	PIMCO Variable Insurance Trust
PIMCO All Asset All Authority - Advisor Class	PIMCO All Asset All Authority - Advisor Class	21,395	216,252	192,770
PIMCO CommodityRealReturn® Strategy - Advisor Class	PIMCO CommodityRealReturn Strategy - Advisor Class	1,400	8,629	6,874
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	94,704	1,102,542	1,099,514

	Van Eck VIP Trust
Van Eck VIP Global Hard Assets Class S	Van Eck VIP Global Hard Assets Class S *	3,630	100,047	89,444

*	The variable accounts did not receive any dividends or capital gains distributions from the underlying portfolios/funds during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements	G-2

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2014

	Variable Accounts
	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Strategy	Managed Bond
ASSETS
Investments in mutual funds, at value	$2,093,902	$686,532	$2,308,321	$22,730,338	$21,169,242	$272,354	$56,735,395
Receivables:
Due from Pacific Life Insurance Company	—	—	72,924	2,331	5	17	—
Investments sold	87	23	—	—	59	9	17,066

Total Assets	2,093,989	686,555	2,381,245	22,732,669	21,169,306	272,380	56,752,461

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	24	55	—	—	—	—	17,003
Investments purchased	—	—	72,909	2,323	—	—	—

Total Liabilities	24	55	72,909	2,323	—	—	17,003

NET ASSETS	$2,093,965	$686,500	$2,308,336	$22,730,346	$21,169,306	$272,380	$56,735,458

Units Outstanding	157,416	68,287	235,059	521,581	572,343	26,990	1,377,752

Accumulation Unit Value	$13.30	$10.05	$9.82	$43.58	$36.99	$10.09	$41.18

Cost of Investments	$1,905,391	$675,622	$2,199,282	$17,190,363	$21,456,088	$279,955	$49,817,026

	Short Duration Bond	Emerging Markets Debt	American Funds Growth	American Funds Growth- Income	Comstock	Dividend Growth	Equity Index
ASSETS
Investments in mutual funds, at value	$4,048,997	$237,714	$7,738,204	$9,745,169	$5,466,546	$8,949,424	$65,647,515
Receivables:
Due from Pacific Life Insurance Company	—	—	16,280	—	—	—	695
Investments sold	260	8	—	1,517	1,991	20,653	—

Total Assets	4,049,257	237,722	7,754,484	9,746,686	5,468,537	8,970,077	65,648,210

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	255	23	—	1,509	1,973	20,663	—
Investments purchased	—	—	16,275	—	—	—	775

Total Liabilities	255	23	16,275	1,509	1,973	20,663	775

NET ASSETS	$4,049,002	$237,699	$7,738,209	$9,745,177	$5,466,564	$8,949,414	$65,647,435

Units Outstanding	369,395	24,695	412,183	552,012	325,692	489,775	1,047,351

Accumulation Unit Value	$10.96	$9.63	$18.77	$17.65	$16.78	$18.27	$62.68

Cost of Investments	$3,759,111	$253,242	$3,444,219	$4,560,934	$2,577,563	$4,839,570	$25,621,552

	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity
ASSETS
Investments in mutual funds, at value	$4,484,114	$64,967,096	$4,102,821	$15,638,710	$2,994,054	$76,304,528	$14,242,830
Receivables:
Due from Pacific Life Insurance Company	—	—	—	9,383	—	—	—
Investments sold	2,829	51,852	2,009	—	1,337	64,937	471

Total Assets	4,486,943	65,018,948	4,104,830	15,648,093	2,995,391	76,369,465	14,243,301

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	2,829	51,786	1,998	—	1,381	64,903	463
Investments purchased	—	—	—	9,341	—	—	—

Total Liabilities	2,829	51,786	1,998	9,341	1,381	64,903	463

NET ASSETS	$4,484,114	$64,967,162	$4,102,832	$15,638,752	$2,994,010	$76,304,562	$14,242,838

Units Outstanding	240,919	1,147,607	361,377	682,216	191,810	1,437,303	455,022

Accumulation Unit Value	$18.61	$56.61	$11.35	$22.92	$15.61	$53.09	$31.30

Cost of Investments	$1,412,244	$44,066,214	$1,985,116	$7,291,951	$2,262,490	$42,618,897	$9,306,109

See Notes to Financial Statements	H-1

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2014

	Variable Accounts
	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value	Value Advantage
ASSETS
Investments in mutual funds, at value	$7,506,755	$1,766,650	$1,646,960	$7,819,663	$12,163,964	$6,291,360	$1,424,481
Receivables:
Investments sold	1,072	1,277	59	5,191	8,602	3,355	49

Total Assets	7,507,827	1,767,927	1,647,019	7,824,854	12,172,566	6,294,715	1,424,530

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,068	1,270	58	5,182	8,593	3,343	136

Total Liabilities	1,068	1,270	58	5,182	8,593	3,343	136

NET ASSETS	$7,506,759	$1,766,657	$1,646,961	$7,819,672	$12,163,973	$6,291,372	$1,424,394

Units Outstanding	529,256	76,776	71,786	440,758	459,619	180,447	109,082

Accumulation Unit Value	$14.18	$23.01	$22.94	$17.74	$26.47	$34.87	$13.06

Cost of Investments	$3,092,571	$1,208,221	$1,041,706	$4,003,553	$5,317,537	$3,523,727	$1,323,732

	Health Sciences	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap	International Value
ASSETS
Investments in mutual funds, at value	$13,932,344	$11,019,130	$1,857,384	$14,302,314	$10,399,966	$909,901	$28,945,753
Receivables:
Due from Pacific Life Insurance Company	15,542	—	2,703	9,223	7,858	133	42,687
Investments sold	—	8,263	—	—	—	—	—

Total Assets	13,947,886	11,027,393	1,860,087	14,311,537	10,407,824	910,034	28,988,440

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	8,279	—	—	—	—	—
Investments purchased	15,546	—	2,699	9,192	7,847	116	42,682

Total Liabilities	15,546	8,279	2,699	9,192	7,847	116	42,682

NET ASSETS	$13,932,340	$11,019,114	$1,857,388	$14,302,345	$10,399,977	$909,918	$28,945,758

Units Outstanding	380,104	216,248	234,735	442,233	830,548	85,088	1,711,612

Accumulation Unit Value	$36.65	$50.96	$7.91	$32.34	$12.52	$10.69	$16.91

Cost of Investments	$4,925,546	$5,058,663	$1,044,047	$5,329,124	$6,760,667	$570,402	$25,729,088

	Currency Strategies	Global Absolute Return	Precious Metals	American Funds Asset Allocation	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth
ASSETS
Investments in mutual funds, at value	$43,204	$104,239	$86,212	$11,969,430	$1,087,165	$4,204,412	$3,782,135
Receivables:
Due from Pacific Life Insurance Company	—	4	—	18,491	—	—	—
Investments sold	1	4	3	—	37	868	144

Total Assets	43,205	104,247	86,215	11,987,921	1,087,202	4,205,280	3,782,279

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	3	—	7	—	104	864	148
Investments purchased	—	—	—	18,527	—	—	—

Total Liabilities	3	—	7	18,527	104	864	148

NET ASSETS	$43,202	$104,247	$86,208	$11,969,394	$1,087,098	$4,204,416	$3,782,131

Units Outstanding	4,185	10,250	21,968	585,334	71,259	247,534	201,407

Accumulation Unit Value	$10.32	$10.17	$3.92	$20.45	$15.26	$16.99	$18.78

Cost of Investments	$41,848	$97,901	$95,013	$9,606,917	$958,255	$3,288,930	$2,791,338

See Notes to Financial Statements	H-2

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2014

	Variable Accounts
	Portfolio Optimization Conservative	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	Invesco V.I. Balanced-Risk Allocation Series II	Invesco V.I. Equity and Income Series II
ASSETS
Investments in mutual funds, at value	$40,010,297	$55,067,375	$174,627,282	$117,046,570	$46,922,306	$1,821,468	$57,947
Receivables:
Investments sold	99,932	7,670	75,713	7,274	3,677	62	2

Total Assets	40,110,229	55,075,045	174,702,995	117,053,844	46,925,983	1,821,530	57,949

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	99,867	7,591	75,600	7,192	3,615	60	7

Total Liabilities	99,867	7,591	75,600	7,192	3,615	60	7

NET ASSETS	$40,010,362	$55,067,454	$174,627,395	$117,046,652	$46,922,368	$1,821,470	$57,942

Units Outstanding	3,589,424	4,742,723	14,600,136	9,525,267	3,782,227	107,036	5,497

Accumulation Unit Value	$11.15	$11.61	$11.96	$12.29	$12.41	$17.02	$10.54

Cost of Investments	$34,901,426	$45,460,425	$137,355,105	$88,136,095	$34,425,644	$1,637,606	$56,897

	American Century VP Mid Cap Value Class II	American Funds IS Capital Income Builder Class 4	American Funds IS Global Growth Fund Class 4	American Funds IS International Fund Class 4	American Funds IS International Growth and Income Fund Class 4	American Funds IS Managed Risk Asset Allocation Fund Class P2	American Funds IS New World Fund Class 4
ASSETS
Investments in mutual funds, at value	$2,295,968	$4,911	$49,572	$11,271	$362,651	$—	$96,848
Receivables:
Investments sold	1,318	—	2	—	13	—	3

Total Assets	2,297,286	4,911	49,574	11,271	362,664	—	96,851

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,425	—	5	1	43	—	8

Total Liabilities	1,425	—	5	1	43	—	8

NET ASSETS	$2,295,861	$4,911	$49,569	$11,270	$362,621	$—	$96,843

Units Outstanding	159,093	496	4,646	1,178	37,039	—	10,501

Accumulation Unit Value	$14.43	$9.90	$10.67	$9.56	$9.79	See Note (1)	$9.22

Cost of Investments	$2,172,246	$5,015	$51,710	$11,877	$397,882	$—	$112,079

	American Funds IS U.S. Government/ AAA-Rated Securities Fund Class 4	BlackRock Global Allocation V.I. Class III	BlackRock iShares Alternative Strategies V.I. Class I	Fidelity VIP Contrafund Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	Fidelity VIP Money Market Service Class	Fidelity VIP Strategic Income Service Class 2
ASSETS
Investments in mutual funds, at value	$389,039	$17,792,822	$21,457	$1,378,296	$119,518	$11,687,727	$74,184
Receivables:
Due from Pacific Life Insurance Company	—	884	—	16,479	—	—	—
Investments sold	13	—	1	—	4	58,312	3

Total Assets	389,052	17,793,706	21,458	1,394,775	119,522	11,746,039	74,187

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	35	—	2	—	6	58,179	4
Investments purchased	—	868	—	16,508	—	—	—

Total Liabilities	35	868	2	16,508	6	58,179	4

NET ASSETS	$389,017	$17,792,838	$21,456	$1,378,267	$119,516	$11,687,860	$74,183

Units Outstanding	38,148	1,478,011	2,096	99,207	9,616	1,178,555	7,291

Accumulation Unit Value	$10.20	$12.04	$10.24	$13.89	$12.43	$9.92	$10.17

Cost of Investments	$388,369	$15,032,629	$21,562	$1,143,990	$111,907	$11,687,727	$76,500

(1)	All units were fully redeemed or transferred prior to December 31, 2014 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	H-3

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2014

	Variable Accounts
	First Trust/ Dow Jones Dividend & Income Allocation Class I	Franklin Founding Funds Allocation VIP Class 4	Franklin Mutual Gobal Discovery VIP Class 2	Franklin Rising Dividends VIP Class 2	Templeton Global Bond VIP Class 2	GE Investments Total Return Class 3	IVY Funds VIP Asset Strategy
ASSETS
Investments in mutual funds, at value	$132,420	$2,417,452	$998,615	$928,719	$1,011,394	$1,194,352	$38,500
Receivables:
Due from Pacific Life Insurance Company	—	—	—	28,853	—	—	—
Investments sold	5	1,234	1,216	—	43	41	1

Total Assets	132,425	2,418,686	999,831	957,572	1,011,437	1,194,393	38,501

LIABILITIES
Due to Pacific Life Insurance Company	14	1,289	1,232	—	99	121	2
Investments purchased	—	—	—	28,826	—	—	—

Total Liabilities	14	1,289	1,232	28,826	99	121	2

NET ASSETS	$132,411	$2,417,397	$998,599	$928,746	$1,011,338	$1,194,272	$38,499

Units Outstanding	10,571	191,048	77,210	68,997	100,754	70,832	3,965

Accumulation Unit Value	$12.53	$12.65	$12.93	$13.46	$10.04	$16.86	$9.71

Cost of Investments	$120,391	$1,942,134	$997,903	$815,637	$1,041,654	$1,015,705	$38,891

	Janus Aspen Series Balanced Service Shares	Janus Aspen Series Flexible Bond Service Shares	Lord Abbett Bond Debenture Class VC	Lord Abbett International Core Equity Class VC	Lord Abbett Total Return Class VC	MFS Total Return Series - Service Class	MFS Utilities Series - Service Class
ASSETS
Investments in mutual funds, at value	$3,258,921	$92,027	$525,501	$11,819	$180,867	$630,406	$1,492,343
Receivables:
Investments sold	118	3	18	—	6	22	53

Total Assets	3,259,039	92,030	525,519	11,819	180,873	630,428	1,492,396

LIABILITIES
Due to Pacific Life Insurance Company	129	7	46	1	20	58	107

Total Liabilities	129	7	46	1	20	58	107

NET ASSETS	$3,258,910	$92,023	$525,473	$11,818	$180,853	$630,370	$1,492,289

Units Outstanding	261,017	9,120	47,924	1,301	17,786	48,253	115,152

Accumulation Unit Value	$12.49	$10.09	$10.96	$9.08	$10.17	$13.06	$12.96

Cost of Investments	$3,071,700	$92,128	$556,210	$12,601	$183,418	$557,781	$1,479,991

	PIMCO All Asset All Authority - Advisor Class	PIMCO CommodityRealReturn Strategy - Advisor Class	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	Van Eck VIP Global Hard Assets Class S
ASSETS
Investments in mutual funds, at value	$192,770	$6,874	$1,099,514	$89,444
Receivables:
Investments sold	7	—	41	3

Total Assets	192,777	6,874	1,099,555	89,447

LIABILITIES
Due to Pacific Life Insurance Company	18	—	38	7

Total Liabilities	18	—	38	7

NET ASSETS	$192,759	$6,874	$1,099,517	$89,440

Units Outstanding	20,647	1,018	104,763	10,555

Accumulation Unit Value	$9.34	$6.75	$10.50	$8.47

Cost of Investments	$216,252	$8,629	$1,102,542	$100,047

See Notes to Financial Statements	H-4

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2014

	Variable Accounts
	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Strategy	Managed Bond
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$—	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk fees	28,836	8,466	32,968	324,642	285,647	3,218	742,131

Net Investment Loss	(28,836)	(8,466)	(32,968)	(324,642)	(285,647)	(3,218)	(742,131)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	9,306	248	15,033	738,754	(78,046)	(2,095)	758,394
Capital gains distributions from mutual fund investments (1)	—	—	—	—	—	—	—

Realized Gain (Loss) on Investments	9,306	248	15,033	738,754	(78,046)	(2,095)	758,394

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	146,870	605	11,176	(489,843)	818,924	6,428	1,840,989

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$127,340	($7,613)	($6,759)	($75,731)	$455,231	$1,115	$1,857,252

	Short Duration Bond	Emerging Markets Debt	American Funds Growth	American Funds Growth- Income	Comstock	Dividend Growth	Equity Index
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$—	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk fees	56,404	2,906	98,909	125,703	77,370	106,634	782,377

Net Investment Loss	(56,404)	(2,906)	(98,909)	(125,703)	(77,370)	(106,634)	(782,377)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	21,365	(6,966)	586,849	703,484	826,243	494,356	3,850,153
Capital gains distributions from mutual fund investments (1)	—	—	—	—	—	—	—

Realized Gain (Loss) on Investments	21,365	(6,966)	586,849	703,484	826,243	494,356	3,850,153

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	12,003	(5,201)	33,546	275,255	(349,203)	447,272	4,028,385

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($23,036)	($15,073)	$521,486	$853,036	$399,670	$834,994	$7,096,161

	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$—	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk fees	57,618	814,668	52,532	207,418	23,185	947,770	194,074

Net Investment Loss	(57,618)	(814,668)	(52,532)	(207,418)	(23,185)	(947,770)	(194,074)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of mutual fund investments	566,647	1,864,219	109,845	1,689,345	22,805	3,198,757	660,238
Capital gains distributions from mutual fund investments (1)	—	—	—	—	—	—	—

Realized Gain on Investments	566,647	1,864,219	109,845	1,689,345	22,805	3,198,757	660,238

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(157,544)	3,630,194	202,603	75,584	242,823	4,561,973	(84,881)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$351,485	$4,679,745	$259,916	$1,557,511	$242,443	$6,812,960	$381,283

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	H-5

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2014

	Variable Accounts
	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value	Value Advantage
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$—	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk fees	94,052	36,911	23,217	105,249	162,616	82,402	6,771

Net Investment Loss	(94,052)	(36,911)	(23,217)	(105,249)	(162,616)	(82,402)	(6,771)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	562,756	261,657	43,519	643,430	1,955,531	345,583	(158)
Capital gains distributions from mutual fund investments (1)	—	—	—	—	—	—	—

Realized Gain (Loss) on Investments	562,756	261,657	43,519	643,430	1,955,531	345,583	(158)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	41,843	(116,621)	(19,724)	(737,282)	(1,466,919)	(1,608)	87,803

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$510,547	$108,125	$578	($199,101)	$325,996	$261,573	$80,874

	Health Sciences	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap	International Value
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$—	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk fees	151,774	126,290	22,551	206,678	146,433	18,257	408,244

Net Investment Loss	(151,774)	(126,290)	(22,551)	(206,678)	(146,433)	(18,257)	(408,244)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of mutual fund investments	632,718	79,096	17,883	1,003,374	476,662	15,313	312,801
Capital gains distributions from mutual fund investments (1)	—	—	—	—	—	—	—

Realized Gain on Investments	632,718	79,096	17,883	1,003,374	476,662	15,313	312,801

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,971,072	2,448,034	135,916	(1,768,252)	(1,070,160)	(71,070)	(3,796,509)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,452,016	$2,400,840	$131,248	($971,556)	($739,931)	($74,014)	($3,891,952)

	Currency Strategies	Global Absolute Return	Precious Metals	American Funds Asset Allocation	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$—	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk fees	543	1,632	1,787	138,150	11,177	51,432	45,321

Net Investment Loss	(543)	(1,632)	(1,787)	(138,150)	(11,177)	(51,432)	(45,321)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(264)	1,617	(15,008)	3,842	2,204	1,919	2,184
Capital gains distributions from mutual fund investments (1)	—	—	—	—	—	—	—

Realized Gain (Loss) on Investments	(264)	1,617	(15,008)	3,842	2,204	1,919	2,184

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,772	5,938	(6,413)	565,661	42,638	216,206	189,249

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$965	$5,923	($23,208)	$431,353	$33,665	$166,693	$146,112

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	H-6

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2014

	Variable Accounts
	Portfolio Optimization Conservative	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	Invesco V.I. Balanced- Risk Allocation Series II	Invesco V.I. Equity and Income Series II (1)
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$—	$—	$—	$—	$—	$—	$31
EXPENSES
Mortality and expense risk fees	530,917	733,921	2,248,339	1,503,404	604,476	26,485	99

Net Investment Loss	(530,917)	(733,921)	(2,248,339)	(1,503,404)	(604,476)	(26,485)	(68)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	717,932	1,490,386	3,243,434	2,785,000	1,187,048	141,679	(9)
Capital gains distributions from mutual fund investments (2)	—	—	—	—	—	102,044	95

Realized Gain on Investments	717,932	1,490,386	3,243,434	2,785,000	1,187,048	243,723	86

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	743,021	857,620	4,945,890	3,139,718	1,307,395	(123,966)	1,050

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$930,036	$1,614,085	$5,940,985	$4,421,314	$1,889,967	$93,272	$1,068

	American Century VP Mid Cap Value Class II	American Funds IS Capital Income Builder Class 4 (1)	American Funds IS Global Growth Fund Class 4	American Funds IS International Fund Class 4 (1)	American Funds IS International Growth and Income Fund Class 4	American Funds IS Managed Risk Asset Allocation Fund Class P2 (3)	American Funds IS New World Fund Class 4
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$8,005	$27	$560	$175	$10,944	$3	$1,138
EXPENSES
Mortality and expense risk fees	9,939	16	443	96	2,836	173	894

Net Investment Income (Loss)	(1,934)	11	117	79	8,108	(170)	244

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(1,397)	—	(221)	(2)	196	(427)	(8,212)
Capital gains distributions from mutual fund investments (2)	25,979	7	3,344	—	2,643	—	10,141

Realized Gain (Loss) on Investments	24,582	7	3,123	(2)	2,839	(427)	1,929

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	90,278	(105)	(2,459)	(606)	(34,903)	—	(15,240)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$112,926	($87)	$781	($529)	($23,956)	($597)	($13,067)

	American Funds IS U.S. Government/ AAA-Rated Securities Fund Class 4	BlackRock Global Allocation V.I. Class III	BlackRock iShares Alternative Strategies V.I. Class I (1)	Fidelity VIP Contrafund Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	Fidelity VIP Money Market Service Class (1)	Fidelity VIP Strategic Income Service Class 2 (1)
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$8,370	$401,104	$261	$9,717	$1,313	$815	$2,141
EXPENSES
Mortality and expense risk fees	3,048	232,628	112	20,903	1,408	101,561	1,837

Net Investment Income (Loss)	5,322	168,476	149	(11,186)	(95)	(100,746)	304

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(7,700)	59,242	1	60,792	(653)	—	(2,309)
Capital gains distributions from mutual fund investments (2)	—	1,554,360	14	27,055	2,388	—	857

Realized Gain (Loss) on Investments	(7,700)	1,613,602	15	87,847	1,735	—	(1,452)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	670	(1,647,334)	(105)	65,930	1,575	—	(2,316)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($1,708)	$134,744	$59	$142,591	$3,215	($100,746)	($3,464)

(1)	Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).
(2)	See Note 3 in Notes to Financial Statements.
(3)	Operations commenced during 2014 and all units were fully redeemed or transferred prior to December 31, 2014 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	H-7

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2014

	Variable Accounts
	First Trust/ Dow Jones Dividend & Income Allocation Class I	Franklin Founding Funds Allocation VIP Class 4	Franklin Mutual Gobal Discovery VIP Class 2	Franklin Rising Dividends VIP Class 2	Templeton Global Bond VIP Class 2	GE Investments Total Return Class 3	IVY Funds VIP Asset Strategy (1)
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$593	$106,011	$36,773	$27,006	$54,453	$17,779	$158
EXPENSES
Mortality and expense risk fees	1,033	39,971	15,952	17,681	12,298	13,956	244

Net Investment Income (Loss)	(440)	66,040	20,821	9,325	42,155	3,823	(86)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	44	(84,775)	(83,677)	(35,705)	(24,648)	(901)	(6,225)
Capital gains distributions from mutual fund investments (2)	—	3,294	113,804	39,739	—	34,120	4,198

Realized Gain (Loss) on Investments	44	(81,481)	30,127	4,034	(24,648)	33,219	(2,027)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	8,267	3,199	(33,020)	45,709	(16,646)	(297)	(390)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,871	($12,242)	$17,928	$59,068	$861	$36,745	($2,503)

	Janus Aspen Series Balanced Service Shares	Janus Aspen Series Flexible Bond Service Shares (1)	Lord Abbett Bond Debenture Class VC	Lord Abbett International Core Equity Class VC (1)	Lord Abbett Total Return Class VC (1)	MFS Total Return Series - Service Class	MFS Utilities Series - Service Class
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$45,050	$215	$26,290	$127	$3,403	$8,822	$17,397
EXPENSES
Mortality and expense risk fees	36,210	65	5,915	22	471	6,838	9,840

Net Investment Income	8,840	150	20,375	105	2,932	1,984	7,557

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	902	(1)	(5,183)	(1)	477	3,798	(9,442)
Capital gains distributions from mutual fund investments (2)	71,580	—	14,599	285	310	13,640	33,534

Realized Gain (Loss) on Investments	72,482	(1)	9,416	284	787	17,438	24,092

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	110,411	(101)	(20,705)	(783)	(2,551)	14,449	11,252

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$191,733	$48	$9,086	($394)	$1,168	$33,871	$42,901

	PIMCO All Asset All Authority - Advisor Class (1)	PIMCO CommodityRealReturn Strategy - Advisor Class	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	Van Eck VIP Global Hard Assets Class S
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$8,067	$21	$28,203	$—
EXPENSES
Mortality and expense risk fees	1,196	100	15,313	2,437

Net Investment Income (Loss)	6,871	(79)	12,890	(2,437)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of mutual fund investments	(62)	(238)	(20,827)	(20,406)
Capital gains distributions from mutual fund investments (2)	123	—	—	—

Realized Gain (Loss) on Investments	61	(238)	(20,827)	(20,406)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(23,482)	(1,513)	47,633	(21,971)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($16,550)	($1,830)	$39,696	($44,814)

(1)	Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).
(2)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	H-8

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year/Period Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013
	Diversified Bond		Floating Rate Income (1)		Floating Rate Loan
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($28,836)	($29,255)	($8,466)	($2,060)	($32,968)	($28,582)
Realized gain (loss) on investments	9,306	(47,538)	248	244	15,033	(72,122)
Change in net unrealized appreciation on investments	146,870	16,994	605	10,305	11,176	169,742

Net Increase (Decrease) in Net Assets Resulting from Operations	127,340	(59,799)	(7,613)	8,489	(6,759)	69,038

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	16,105	2,285	2,198	—	37,151	4,590
Transfers between variable and fixed accounts, net	517,564	(293,000)	254,042	499,065	(191,773)	903,122
Contract charges and deductions	(12,959)	(44,815)	(8,880)	(276)	(182,419)	(31,935)
Surrenders	(517,195)	(364,611)	(11,187)	(49,305)	(244,334)	(425,820)
Other	37	8	(16)	(17)	35	1

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	3,552	(700,133)	236,157	449,467	(581,340)	449,958

NET INCREASE (DECREASE) IN NET ASSETS	130,892	(759,932)	228,544	457,956	(588,099)	518,996

NET ASSETS
Beginning of Year or Period	1,963,073	2,723,005	457,956	—	2,896,435	2,377,439

End of Year or Period	$2,093,965	$1,963,073	$686,500	$457,956	$2,308,336	$2,896,435

	High Yield Bond		Inflation Managed		Inflation Strategy
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($324,642)	($353,499)	($285,647)	($364,502)	($3,218)	($3,311)
Realized gain (loss) on investments	738,754	192,150	(78,046)	(159,852)	(2,095)	(3,654)
Change in net unrealized appreciation (depreciation) on investments	(489,843)	1,742,094	818,924	(2,589,476)	6,428	(25,547)

Net Increase (Decrease) in Net Assets Resulting from Operations	(75,731)	1,580,745	455,231	(3,113,830)	1,115	(32,512)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	168,482	197,443	125,132	294,206	—	—
Transfers between variable and fixed accounts, net	(2,577,345)	(754,157)	(793,690)	(4,053,928)	45,788	56,847
Contract charges and deductions	(636,610)	(400,757)	(813,300)	(584,187)	(395)	(413)
Surrenders	(1,970,867)	(2,366,840)	(1,646,433)	(2,394,001)	(17,727)	(15,173)
Other	423	126	1,005	(743)	(4)	(6)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(5,015,917)	(3,324,185)	(3,127,286)	(6,738,653)	27,662	41,255

NET INCREASE (DECREASE) IN NET ASSETS	(5,091,648)	(1,743,440)	(2,672,055)	(9,852,483)	28,777	8,743

NET ASSETS
Beginning of Year	27,821,994	29,565,434	23,841,361	33,693,844	243,603	234,860

End of Year	$22,730,346	$27,821,994	$21,169,306	$23,841,361	$272,380	$243,603

(1)	Operations commenced on June 26, 2013.

See Notes to Financial Statements	H-9

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013
	Managed Bond		Short Duration Bond		Emerging Markets Debt
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($742,131)	($864,956)	($56,404)	($57,401)	($2,906)	($2,646)
Realized gain (loss) on investments	758,394	938,218	21,365	175	(6,966)	(6,889)
Change in net unrealized appreciation (depreciation) on investments	1,840,989	(2,526,512)	12,003	19,334	(5,201)	(11,642)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,857,252	(2,453,250)	(23,036)	(37,892)	(15,073)	(21,177)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	349,931	596,451	55,499	324,059	—	1,385
Transfers between variable and fixed accounts, net	243,231	(5,020,806)	(200,289)	897,843	26,434	182,714
Contract charges and deductions	(2,454,347)	(1,850,790)	(87,089)	(99,663)	(373)	(419)
Surrenders	(5,197,010)	(5,869,496)	(590,389)	(532,410)	(8,622)	(6,958)
Other	656	(322)	81	2	(4)	(5)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(7,057,539)	(12,144,963)	(822,187)	589,831	17,435	176,717

NET INCREASE (DECREASE) IN NET ASSETS	(5,200,287)	(14,598,213)	(845,223)	551,939	2,362	155,540

NET ASSETS
Beginning of Year	61,935,745	76,533,958	4,894,225	4,342,286	235,337	79,797

End of Year	$56,735,458	$61,935,745	$4,049,002	$4,894,225	$237,699	$235,337

	American Funds Growth		American Funds Growth-Income		Comstock
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($98,909)	($93,176)	($125,703)	($116,195)	($77,370)	($82,174)
Realized gain on investments	586,849	339,585	703,484	113,490	826,243	71,364
Change in net unrealized appreciation (depreciation) on investments	33,546	1,608,696	275,255	2,550,266	(349,203)	1,866,887

Net Increase in Net Assets Resulting from Operations	521,486	1,855,105	853,036	2,547,561	399,670	1,856,077

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	52,497	5,300	151,826	75,241	21,999	43,314
Transfers between variable and fixed accounts, net	(481,499)	(47,570)	(1,095,345)	798,880	(1,809,998)	1,348,490
Contract charges and deductions	(104,142)	(28,412)	(261,937)	(224,605)	(184,869)	(172,623)
Surrenders	(458,814)	(665,008)	(646,682)	(568,221)	(793,060)	(634,670)
Other	(209)	1,225	(67)	1,922	335	499

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(992,167)	(734,465)	(1,852,205)	83,217	(2,765,593)	585,010

NET INCREASE (DECREASE) IN NET ASSETS	(470,681)	1,120,640	(999,169)	2,630,778	(2,365,923)	2,441,087

NET ASSETS
Beginning of Year	8,208,890	7,088,250	10,744,346	8,113,568	7,832,487	5,391,400

End of Year	$7,738,209	$8,208,890	$9,745,177	$10,744,346	$5,466,564	$7,832,487

See Notes to Financial Statements	H-10

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013
	Dividend Growth		Equity Index		Focused Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($106,634)	($104,432)	($782,377)	($744,316)	($57,618)	($56,561)
Realized gain on investments	494,356	268,435	3,850,153	3,509,784	566,647	265,839
Change in net unrealized appreciation (depreciation) on investments	447,272	1,918,018	4,028,385	12,877,190	(157,544)	1,047,350

Net Increase in Net Assets Resulting from Operations	834,994	2,082,021	7,096,161	15,642,658	351,485	1,256,628

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	69,989	62,925	579,089	545,150	28,560	17,062
Transfers between variable and fixed accounts, net	212,873	(297,248)	994,111	(495,158)	(450,693)	(116,704)
Contract charges and deductions	(319,396)	(102,744)	(1,303,015)	(1,488,630)	(101,610)	(47,523)
Surrenders	(900,042)	(541,119)	(4,944,214)	(4,952,845)	(315,168)	(448,410)
Other	(59)	1,221	3,753	2,446	188	434

Net Decrease in Net Assets Derived from Contract Owner Transactions	(936,635)	(876,965)	(4,670,276)	(6,389,037)	(838,723)	(595,141)

NET INCREASE (DECREASE) IN NET ASSETS	(101,641)	1,205,056	2,425,885	9,253,621	(487,238)	661,487

NET ASSETS
Beginning of Year	9,051,055	7,845,999	63,221,550	53,967,929	4,971,352	4,309,865

End of Year	$8,949,414	$9,051,055	$65,647,435	$63,221,550	$4,484,114	$4,971,352

	Growth		Large-Cap Growth		Large-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($814,668)	($787,139)	($52,532)	($55,645)	($207,418)	($198,767)
Realized gain on investments	1,864,219	434,191	109,845	349,929	1,689,345	356,465
Change in net unrealized appreciation on investments	3,630,194	18,258,759	202,603	1,043,830	75,584	4,030,945

Net Increase in Net Assets Resulting from Operations	4,679,745	17,905,811	259,916	1,338,114	1,557,511	4,188,643

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	508,097	550,641	61,883	21,036	96,167	383,068
Transfers between variable and fixed accounts, net	(1,962,539)	(2,870,791)	26,519	(1,804,257)	(1,836,199)	563,164
Contract charges and deductions	(1,458,784)	(1,720,398)	(190,427)	(52,367)	(493,349)	(453,711)
Surrenders	(5,247,866)	(5,701,294)	(277,586)	(268,950)	(943,137)	(1,233,517)
Other	1,433	3,400	465	1,399	382	1,836

Net Decrease in Net Assets Derived from Contract Owner Transactions	(8,159,659)	(9,738,442)	(379,146)	(2,103,139)	(3,176,136)	(739,160)

NET INCREASE (DECREASE) IN NET ASSETS	(3,479,914)	8,167,369	(119,230)	(765,025)	(1,618,625)	3,449,483

NET ASSETS
Beginning of Year	68,447,076	60,279,707	4,222,062	4,987,087	17,257,377	13,807,894

End of Year	$64,967,162	$68,447,076	$4,102,832	$4,222,062	$15,638,752	$17,257,377

See Notes to Financial Statements	H-11

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013
	Long/Short Large-Cap		Main Street Core		Mid-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($23,185)	($17,288)	($947,770)	($905,117)	($194,074)	($186,421)
Realized gain on investments	22,805	19,657	3,198,757	2,284,465	660,238	330,238
Change in net unrealized appreciation (depreciation) on investments	242,823	384,269	4,561,973	17,738,837	(84,881)	4,267,809

Net Increase in Net Assets Resulting from Operations	242,443	386,638	6,812,960	19,118,185	381,283	4,411,626

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	5,714	4,320	471,350	480,468	97,948	160,407
Transfers between variable and fixed accounts, net	1,304,404	459,416	(1,052,540)	(3,029,276)	(1,413,138)	319,984
Contract charges and deductions	(28,290)	(2,572)	(1,966,953)	(1,502,139)	(305,362)	(342,968)
Surrenders	(206,128)	(141,700)	(5,532,573)	(5,555,288)	(1,460,405)	(1,144,365)
Other	(20)	(42)	3,469	1,310	(8)	2,726

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,075,680	319,422	(8,077,247)	(9,604,925)	(3,080,965)	(1,004,216)

NET INCREASE (DECREASE) IN NET ASSETS	1,318,123	706,060	(1,264,287)	9,513,260	(2,699,682)	3,407,410

NET ASSETS
Beginning of Year	1,675,887	969,827	77,568,849	68,055,589	16,942,520	13,535,110

End of Year	$2,994,010	$1,675,887	$76,304,562	$77,568,849	$14,242,838	$16,942,520

	Mid-Cap Growth		Mid-Cap Value		Small-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($94,052)	($93,894)	($36,911)	($30,690)	($23,217)	($18,223)
Realized gain (loss) on investments	562,756	409,555	261,657	(5,993)	43,519	30,087
Change in net unrealized appreciation (depreciation) on investments	41,843	1,711,232	(116,621)	627,548	(19,724)	414,553

Net Increase in Net Assets Resulting from Operations	510,547	2,026,893	108,125	590,865	578	426,417

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	82,165	44,675	20,943	24,648	13,403	16,502
Transfers between variable and fixed accounts, net	(372,388)	(504,135)	(1,362,798)	2,001,987	(325,916)	924,017
Contract charges and deductions	(189,965)	(87,880)	(147,334)	(8,973)	(109,598)	(8,833)
Surrenders	(725,324)	(554,282)	(370,343)	(122,057)	(105,222)	(269,104)
Other	73	632	(372)	(221)	63	(2)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,205,439)	(1,100,990)	(1,859,904)	1,895,384	(527,270)	662,580

NET INCREASE (DECREASE) IN NET ASSETS	(694,892)	925,903	(1,751,779)	2,486,249	(526,692)	1,088,997

NET ASSETS
Beginning of Year	8,201,651	7,275,748	3,518,436	1,032,187	2,173,653	1,084,656

End of Year	$7,506,759	$8,201,651	$1,766,657	$3,518,436	$1,646,961	$2,173,653

See Notes to Financial Statements	H-12

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2014	Year/Period Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013
	Small-Cap Growth		Small-Cap Index		Small-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($105,249)	($109,670)	($162,616)	($170,810)	($82,402)	($78,692)
Realized gain on investments	643,430	228,673	1,955,531	267,067	345,583	19,680
Change in net unrealized appreciation (depreciation) on investments	(737,282)	2,293,393	(1,466,919)	4,117,284	(1,608)	1,704,339

Net Increase (Decrease) in Net Assets Resulting from Operations	(199,101)	2,412,396	325,996	4,213,541	261,573	1,645,327

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	49,921	71,231	216,078	166,143	22,190	72,594
Transfers between variable and fixed accounts, net	(930,225)	473,203	(2,490,541)	552,170	(250,574)	368,878
Contract charges and deductions	(268,691)	(173,287)	(293,216)	(306,122)	(140,477)	(68,914)
Surrenders	(486,459)	(1,007,602)	(1,176,076)	(939,700)	(693,943)	(368,265)
Other	645	667	51	(51)	33	765

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,634,809)	(635,788)	(3,743,704)	(527,560)	(1,062,771)	5,058

NET INCREASE (DECREASE) IN NET ASSETS	(1,833,910)	1,776,608	(3,417,708)	3,685,981	(801,198)	1,650,385

NET ASSETS
Beginning of Year	9,653,582	7,876,974	15,581,681	11,895,700	7,092,570	5,442,185

End of Year	$7,819,672	$9,653,582	$12,163,973	$15,581,681	$6,291,372	$7,092,570

	Value Advantage (1)		Health Sciences		Real Estate
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($6,771)	($501)	($151,774)	($126,202)	($126,290)	($108,812)
Realized gain (loss) on investments	(158)	31	632,718	160,124	79,096	662,527
Change in net unrealized appreciation (depreciation) on investments	87,803	12,946	1,971,072	4,169,243	2,448,034	(501,605)

Net Increase in Net Assets Resulting from Operations	80,874	12,476	2,452,016	4,203,165	2,400,840	52,110

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	47,676	91,051	165,671	94,235
Transfers between variable and fixed accounts, net	1,212,963	134,568	202,770	1,750,470	2,193,449	(575,277)
Contract charges and deductions	(916)	(176)	(187,526)	(140,387)	(284,004)	(141,052)
Surrenders	(10,845)	(4,490)	(599,188)	(827,090)	(785,633)	(739,949)
Other	(47)	(13)	201	(56)	669	(277)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,201,155	129,889	(536,067)	873,988	1,290,152	(1,362,320)

NET INCREASE (DECREASE) IN NET ASSETS	1,282,029	142,365	1,915,949	5,077,153	3,690,992	(1,310,210)

NET ASSETS
Beginning of Year or Period	142,365	—	12,016,391	6,939,238	7,328,122	8,638,332

End of Year or Period	$1,424,394	$142,365	$13,932,340	$12,016,391	$11,019,114	$7,328,122

(1)	Operations commenced on August 15, 2013.

See Notes to Financial Statements	H-13

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013
	Technology		Emerging Markets		International Large-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($22,551)	($20,912)	($206,678)	($213,288)	($146,433)	($150,464)
Realized gain on investments	17,883	144,428	1,003,374	1,778,894	476,662	466,208
Change in net unrealized appreciation (depreciation) on investments	135,916	201,815	(1,768,252)	(371,524)	(1,070,160)	1,569,764

Net Increase (Decrease) in Net Assets Resulting from Operations	131,248	325,331	(971,556)	1,194,082	(739,931)	1,885,508

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	5,723	16,360	104,221	103,929	54,713	53,265
Transfers between variable and fixed accounts, net	80,741	(33,506)	(241,069)	(1,675,000)	(452,913)	(824,617)
Contract charges and deductions	(46,829)	(108,625)	(220,843)	(657,378)	(257,917)	(169,099)
Surrenders	(93,861)	(330,900)	(1,177,727)	(1,861,709)	(858,680)	(1,002,879)
Other	305	(120)	547	841	(1,052)	1,660

Net Decrease in Net Assets Derived from Contract Owner Transactions	(53,921)	(456,791)	(1,534,871)	(4,089,317)	(1,515,849)	(1,941,670)

NET INCREASE (DECREASE) IN NET ASSETS	77,327	(131,460)	(2,506,427)	(2,895,235)	(2,255,780)	(56,162)

NET ASSETS
Beginning of Year	1,780,061	1,911,521	16,808,772	19,704,007	12,655,757	12,711,919

End of Year	$1,857,388	$1,780,061	$14,302,345	$16,808,772	$10,399,977	$12,655,757

	International Small-Cap		International Value		Currency Strategies
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($18,257)	($16,058)	($408,244)	($431,157)	($543)	($347)
Realized gain (loss) on investments	15,313	109,760	312,801	(65,094)	(264)	(240)
Change in net unrealized appreciation (depreciation) on investments	(71,070)	209,795	(3,796,509)	6,870,131	1,772	(450)

Net Increase (Decrease) in Net Assets Resulting from Operations	(74,014)	303,497	(3,891,952)	6,373,880	965	(1,037)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	74,907	13,451	262,786	335,186	—	—
Transfers between variable and fixed accounts, net	(52,828)	(552,606)	283,873	(1,219,536)	(4,872)	47,337
Contract charges and deductions	(40,542)	(20,678)	(766,662)	(902,665)	(83)	(72)
Surrenders	(68,748)	(81,402)	(2,864,651)	(2,683,786)	(1,740)	(357)
Other	(70)	384	(165)	754	—	(2)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(87,281)	(640,851)	(3,084,819)	(4,470,047)	(6,695)	46,906

NET INCREASE (DECREASE) IN NET ASSETS	(161,295)	(337,354)	(6,976,771)	1,903,833	(5,730)	45,869

NET ASSETS
Beginning of Year	1,071,213	1,408,567	35,922,529	34,018,696	48,932	3,063

End of Year	$909,918	$1,071,213	$28,945,758	$35,922,529	$43,202	$48,932

See Notes to Financial Statements	H-14

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013
	Global Absolute Return		Precious Metals		American Funds Asset Allocation
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($1,632)	($1,306)	($1,787)	($320)	($138,150)	($81,720)
Realized gain (loss) on investments	1,617	(8,366)	(15,008)	(10,978)	3,842	8,432
Change in net unrealized appreciation (depreciation) on investments	5,938	351	(6,413)	(1,914)	565,661	1,353,967

Net Increase (Decrease) in Net Assets Resulting from Operations	5,923	(9,321)	(23,208)	(13,212)	431,353	1,280,679

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	6,595	1,802	48	569,156	6,774
Transfers between variable and fixed accounts, net	26,575	113,914	61,295	96,485	2,349,329	7,140,247
Contract charges and deductions	(225)	(190)	(1,753)	(56)	(200,509)	(109,619)
Surrenders	(43,860)	(3,539)	(41,476)	(178)	(741,233)	(1,523,905)
Other	1	8	1	(4)	1,844	(322)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(17,509)	116,788	19,869	96,295	1,978,587	5,513,175

NET INCREASE (DECREASE) IN NET ASSETS	(11,586)	107,467	(3,339)	83,083	2,409,940	6,793,854

NET ASSETS
Beginning of Year	115,833	8,366	89,547	6,464	9,559,454	2,765,600

End of Year	$104,247	$115,833	$86,208	$89,547	$11,969,394	$9,559,454

	Pacific Dynamix - Conservative Growth		Pacific Dynamix - Moderate Growth		Pacific Dynamix - Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($11,177)	($9,667)	($51,432)	($41,516)	($45,321)	($40,993)
Realized gain on investments	2,204	9,748	1,919	2,733	2,184	40,801
Change in net unrealized appreciation on investments	42,638	62,487	216,206	454,772	189,249	581,728

Net Increase in Net Assets Resulting from Operations	33,665	62,568	166,693	415,989	146,112	581,536

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	71,643	79	167,542	559	38,222	74,879
Transfers between variable and fixed accounts, net	314,735	(27,006)	295,360	991,568	251,180	(65,442)
Contract charges and deductions	(4,332)	(125,422)	(17,373)	(85,391)	(10,974)	(9,062)
Surrenders	(47,239)	(90,009)	(334,209)	(224,946)	(110,002)	(155,014)
Other	(33)	5	(9)	(76)	(10)	(25)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	334,774	(242,353)	111,311	681,714	168,416	(154,664)

NET INCREASE (DECREASE) IN NET ASSETS	368,439	(179,785)	278,004	1,097,703	314,528	426,872

NET ASSETS
Beginning of Year	718,659	898,444	3,926,412	2,828,709	3,467,603	3,040,731

End of Year	$1,087,098	$718,659	$4,204,416	$3,926,412	$3,782,131	$3,467,603

See Notes to Financial Statements	H-15

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013
	Portfolio Optimization Conservative		Portfolio Optimization Moderate-Conservative		Portfolio Optimization Moderate
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($530,917)	($598,748)	($733,921)	($804,320)	($2,248,339)	($2,262,700)
Realized gain on investments	717,932	573,813	1,490,386	884,635	3,243,434	1,939,461
Change in net unrealized appreciation on investments	743,021	863,535	857,620	4,195,048	4,945,890	19,662,880

Net Increase in Net Assets Resulting from Operations	930,036	838,600	1,614,085	4,275,363	5,940,985	19,339,641

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	385,294	226,154	657,546	405,721	1,773,492	1,463,204
Transfers between variable and fixed accounts, net	(2,556,576)	(2,965,867)	(1,645,778)	(2,902,442)	(837,929)	71,326
Contract charges and deductions	(1,427,889)	(1,487,756)	(2,922,499)	(1,978,610)	(3,164,259)	(3,489,517)
Surrenders	(2,023,920)	(3,153,434)	(4,675,301)	(4,370,158)	(11,698,004)	(12,653,376)
Other	(47)	338	(392)	2,055	(8,570)	1,200

Net Decrease in Net Assets Derived from Contract Owner Transactions	(5,623,138)	(7,380,565)	(8,586,424)	(8,843,434)	(13,935,270)	(14,607,163)

NET INCREASE (DECREASE) IN NET ASSETS	(4,693,102)	(6,541,965)	(6,972,339)	(4,568,071)	(7,994,285)	4,732,478

NET ASSETS
Beginning of Year	44,703,464	51,245,429	62,039,793	66,607,864	182,621,680	177,889,202

End of Year	$40,010,362	$44,703,464	$55,067,454	$62,039,793	$174,627,395	$182,621,680

	Portfolio Optimization Growth		Portfolio Optimization Aggressive-Growth		Invesco V.I. Balanced-Risk Allocation Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($1,503,404)	($1,484,307)	($604,476)	($584,169)	($26,485)	($8,278)
Realized gain on investments	2,785,000	1,342,109	1,187,048	652,853	243,723	376,868
Change in net unrealized appreciation (depreciation) on investments	3,139,718	17,774,762	1,307,395	8,210,567	(123,966)	(445,827)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,421,314	17,632,564	1,889,967	8,279,251	93,272	(77,237)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	717,008	1,426,146	619,126	449,456	58,998	76,431
Transfers between variable and fixed accounts, net	(23,084)	450,965	(1,019,698)	(1,650,977)	(1,412,954)	(3,750,100)
Contract charges and deductions	(1,150,290)	(1,742,551)	(434,080)	(251,371)	(44,073)	(57,305)
Surrenders	(10,434,189)	(9,532,352)	(3,196,947)	(2,740,444)	(157,151)	(770,190)
Other	3,099	(1,300)	(1,556)	(897)	(453)	192

Net Decrease in Net Assets Derived from Contract Owner Transactions	(10,887,456)	(9,399,092)	(4,033,155)	(4,194,233)	(1,555,633)	(4,500,972)

NET INCREASE (DECREASE) IN NET ASSETS	(6,466,142)	8,233,472	(2,143,188)	4,085,018	(1,462,361)	(4,578,209)

NET ASSETS
Beginning of Year	123,512,794	115,279,322	49,065,556	44,980,538	3,283,831	7,862,040

End of Year	$117,046,652	$123,512,794	$46,922,368	$49,065,556	$1,821,470	$3,283,831

See Notes to Financial Statements	H-16

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2014	Period Ended December 31, 2013	Year/Period Ended December 31, 2014	Period Ended December 31, 2013	Year/Period Ended December 31, 2014	Period Ended December 31, 2013
	Invesco V.I. Equity and Income Series II (1)		American Century VP Mid Cap Value Class II (2)		American Funds IS Capital Income Builder Class 4 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($68)		($1,934)	$261	$11
Realized gain on investments	86		24,582	2,546	7
Change in net unrealized appreciation (depreciation) on investments	1,050		90,278	33,443	(105)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,068		112,926	36,250	(87)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,650		6,110	29,840	—
Transfers between variable and fixed accounts, net	55,274		1,840,893	298,749	5,000
Contract charges and deductions	(13)		(1,284)	(375)	(2)
Surrenders	(32)		(21,653)	(5,487)	—
Other	(5)		(88)	(20)	—

Net Increase in Net Assets Derived from Contract Owner Transactions	56,874		1,823,978	322,707	4,998

NET INCREASE IN NET ASSETS	57,942		1,936,904	358,957	4,911

NET ASSETS
Beginning of Year or Period	—		358,957	—	—

End of Year or Period	$57,942		$2,295,861	$358,957	$4,911

	American Funds IS Global Growth Fund Class 4 (3)		American Funds IS International Fund Class 4 (1)		American Funds IS International Growth and Income Fund Class 4 (3)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$117	$85	$79		$8,108	$625
Realized gain (loss) on investments	3,123	(3)	(2)		2,839	405
Change in net unrealized appreciation (depreciation) on investments	(2,459)	322	(606)		(34,903)	(328)

Net Increase (Decrease) in Net Assets Resulting from Operations	781	404	(529)		(23,956)	702

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	—		20,733	—
Transfers between variable and fixed accounts, net	39,363	10,092	11,812		342,209	25,378
Contract charges and deductions	(65)	(2)	(12)		(355)	(5)
Surrenders	(10)	(991)	—		(2,054)	—
Other	(3)	—	(1)		(31)	—

Net Increase in Net Assets Derived from Contract Owner Transactions	39,285	9,099	11,799		360,502	25,373

NET INCREASE IN NET ASSETS	40,066	9,503	11,270		336,546	26,075

NET ASSETS
Beginning of Year or Period	9,503	—	—		26,075	—

End of Year or Period	$49,569	$9,503	$11,270		$362,621	$26,075

(1)	Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).
(2)	Operations commenced on March 12, 2013.
(3)	Operations commenced on November 18, 2013.

See Notes to Financial Statements	H-17

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2014	Year Ended December 31, 2013	Year/Period Ended December 31, 2014	Period Ended December 31, 2013	Year Ended December 31, 2014	Period Ended December 31, 2013
	American Funds IS Managed Risk Asset Allocation Fund Class P2 (1)		American Funds IS New World Fund Class 4 (2)		American Funds IS U.S. Government/ AAA-Rated Securities Fund Class 4 (3)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($170)		$244	$12	$5,322	$—
Realized gain (loss) on investments	(427)		1,929	—	(7,700)	—
Change in net unrealized appreciation (depreciation) on investments	—		(15,240)	8	670	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(597)		(13,067)	20	(1,708)	—

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—		55,013	3	6,516	—
Transfers between variable and fixed accounts, net	623		55,173	1,190	395,348	39,947
Contract charges and deductions	(27)		(109)	—	(406)	—
Surrenders	—		(1,374)	—	(50,656)	—
Other	1		(6)	—	(24)	—

Net Increase in Net Assets Derived from Contract Owner Transactions	597		108,697	1,193	350,778	39,947

NET INCREASE (DECREASE) IN NET ASSETS	—		95,630	1,213	349,070	39,947

NET ASSETS
Beginning of Year or Period	—		1,213	—	39,947	—

End of Year or Period	$—		$96,843	$1,213	$389,017	$39,947

	BlackRock Global Allocation V.I. Class III		BlackRock iShares Alternative Strategies V.I. Class I (4)		Fidelity VIP Contrafund Service Class 2 (5)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$168,476	($36,056)	$149		($11,186)	$1,840
Realized gain on investments	1,613,602	969,830	15		87,847	2,055
Change in net unrealized appreciation (depreciation) on investments	(1,647,334)	1,330,293	(105)		65,930	168,375

Net Increase in Net Assets Resulting from Operations	134,744	2,264,067	59		142,591	172,270

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	118,171	31,763	—		10,951	9
Transfers between variable and fixed accounts, net	113,676	(35,639)	21,412		(92,792)	1,254,427
Contract charges and deductions	(322,374)	(231,261)	(13)		(24,661)	(1,022)
Surrenders	(1,183,944)	(1,333,678)	—		(73,018)	(10,478)
Other	177	(11)	(2)		38	(48)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,274,294)	(1,568,826)	21,397		(179,482)	1,242,888

NET INCREASE (DECREASE) IN NET ASSETS	(1,139,550)	695,241	21,456		(36,891)	1,415,158

NET ASSETS
Beginning of Year or Period	18,932,388	18,237,147	—		1,415,158	—

End of Year or Period	$17,792,838	$18,932,388	$21,456		$1,378,267	$1,415,158

(1)	Operations commenced during 2014 and all units were fully redeemed or transferred prior to December 31, 2014 (See Note 1 in Notes to Financial Statements).
(2)	Operations commenced on November 1, 2013.
(3)	Operations commenced on December 31, 2013.
(4)	Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).
(5)	Operations commenced on January 4, 2013.

See Notes to Financial Statements	H-18

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year/Period Ended December 31, 2014	Year Ended December 31, 2013	Year/Period Ended December 31, 2014	Period Ended December 31, 2013
	Fidelity VIP FundsManager 60% Service Class 2		Fidelity VIP Money Market Service Class (1)		Fidelity VIP Strategic Income Service Class 2 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($95)	($10)	($100,746)		$304
Realized gain (loss) on investments	1,735	2,803	—		(1,452)
Change in net unrealized appreciation (depreciation) on investments	1,575	5,469	—		(2,316)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,215	8,262	(100,746)		(3,464)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	153,261		—
Transfers between variable and fixed accounts, net	49,222	29,043	12,340,192		86,068
Contract charges and deductions	(827)	(588)	(97,694)		(480)
Surrenders	(4,900)	(3,548)	(606,827)		(7,941)
Other	(1)	—	(326)		—

Net Increase in Net Assets Derived from Contract Owner Transactions	43,494	24,907	11,788,606		77,647

NET INCREASE IN NET ASSETS	46,709	33,169	11,687,860		74,183

NET ASSETS
Beginning of Year or Period	72,807	39,638	—		—

End of Year or Period	$119,516	$72,807	$11,687,860		$74,183

	First Trust/Dow Jones Dividend & Income Allocation Class I		Franklin Founding Funds Allocation VIP Class 4		Franklin Mutual Global Discovery VIP Class 2 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($440)	($79)	$66,040	$168,406	$20,821	$3,913
Realized gain (loss) on investments	44	1,016	(81,481)	319,664	30,127	29,228
Change in net unrealized appreciation (depreciation) on investments	8,267	3,861	3,199	(103,735)	(33,020)	33,731

Net Increase (Decrease) in Net Assets Resulting from Operations	7,871	4,798	(12,242)	384,335	17,928	66,872

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	11,969	19,429	5,111	4,791	—
Transfers between variable and fixed accounts, net	56,112	28,147	536,532	397,319	247,845	741,594
Contract charges and deductions	(1,793)	(79)	(56,874)	(10,316)	(37,246)	(572)
Surrenders	(100)	—	(306,381)	(171,459)	(32,462)	(10,125)
Other	(6)	(2)	44	(35)	28	(54)

Net Increase in Net Assets Derived from Contract Owner Transactions	54,213	40,035	192,750	220,620	182,956	730,843

NET INCREASE IN NET ASSETS	62,084	44,833	180,508	604,955	200,884	797,715

NET ASSETS
Beginning of Year or Period	70,327	25,494	2,236,889	1,631,934	797,715	—

End of Year or Period	$132,411	$70,327	$2,417,397	$2,236,889	$998,599	$797,715

(1)	Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).
(2)	Operations commenced on February 19, 2013.

See Notes to Financial Statements	H-19

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2014	Period Ended December 31, 2013	Year Ended December 31, 2014	Period Ended December 31, 2013	Year/Period Ended December 31, 2014	Year Ended December 31, 2013
	Franklin Rising Dividends VIP Class 2 (1)		Templeton Global Bond VIP Class 2 (2)		GE Investments Total Return Class 3
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$9,325	$2,674	$42,155	$13,446	$3,823	$315
Realized gain (loss) on investments	4,034	1,717	(24,648)	187	33,219	49,722
Change in net unrealized appreciation (depreciation) on investments	45,709	67,374	(16,646)	(13,613)	(297)	67,493

Net Increase in Net Assets Resulting from Operations	59,068	71,765	861	20	36,745	117,530

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	20,366	—	3,170	39,193	14,456	252
Transfers between variable and fixed accounts, net	191,632	689,630	370,655	798,110	209,164	39,203
Contract charges and deductions	(2,554)	(994)	(31,484)	(995)	(4,701)	(3,853)
Surrenders	(92,424)	(7,769)	(84,241)	(83,894)	(56,801)	(48,569)
Other	69	(43)	(26)	(31)	(11)	(10)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	117,089	680,824	258,074	752,383	162,107	(12,977)

NET INCREASE IN NET ASSETS	176,157	752,589	258,935	752,403	198,852	104,553

NET ASSETS
Beginning of Year or Period	752,589	—	752,403	—	995,420	890,867

End of Year or Period	$928,746	$752,589	$1,011,338	$752,403	$1,194,272	$995,420

	Ivy Funds VIP Asset Strategy (3)		Janus Aspen Series Balanced Service Shares (4)		Janus Aspen Series Flexible Bond Service Shares (3)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($86)		$8,840	$5,248	$150
Realized gain (loss) on investments	(2,027)		72,482	32,739	(1)
Change in net unrealized appreciation (depreciation) on investments	(390)		110,411	76,810	(101)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,503)		191,733	114,797	48

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—		14,281	—	—
Transfers between variable and fixed accounts, net	41,035		603,831	2,497,458	92,020
Contract charges and deductions	(32)		(15,827)	(3,139)	(5)
Surrenders	—		(116,967)	(27,044)	(37)
Other	(1)		(38)	(175)	(3)

Net Increase in Net Assets Derived from Contract Owner Transactions	41,002		485,280	2,467,100	91,975

NET INCREASE IN NET ASSETS	38,499		677,013	2,581,897	92,023

NET ASSETS
Beginning of Year or Period	—		2,581,897	—	—

End of Year or Period	$38,499		$3,258,910	$2,581,897	$92,023

(1)	Operations commenced on February 14, 2013.
(2)	Operations commenced on January 22, 2013.
(3)	Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).
(4)	Operations commenced on April 12, 2013.

See Notes to Financial Statements	H-20

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2014	Year/Period Ended December 31, 2013	Year/Period Ended December 31, 2014	Period Ended December 31, 2013	Period Ended December 31, 2014
	Lord Abbett Bond Debenture Class VC (1)		Lord Abbett International Core Equity Class VC (2)		Lord Abbett Total Return Class VC (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$20,375	$12,430	$105		$2,932
Realized gain on investments	9,416	9,171	284		787
Change in net unrealized depreciation on investments	(20,705)	(10,004)	(783)		(2,551)

Net Increase (Decrease) in Net Assets Resulting from Operations	9,086	11,597	(394)		1,168

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,597	—	—		—
Transfers between variable and fixed accounts, net	272,073	295,810	12,218		181,396
Contract charges and deductions	(6,198)	(384)	(5)		(78)
Surrenders	(45,189)	(12,891)	—		(1,619)
Other	(19)	(9)	(1)		(14)

Net Increase in Net Assets Derived from Contract Owner Transactions	222,264	282,526	12,212		179,685

NET INCREASE IN NET ASSETS	231,350	294,123	11,818		180,853

NET ASSETS
Beginning of Year or Period	294,123	—	—		—

End of Year or Period	$525,473	$294,123	$11,818		$180,853

	MFS Total Return Series - Service Class		MFS Utilities Series - Service Class (3)		PIMCO All Asset All Authority - Advisor Class (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,984	$462	$7,557	$417	$6,871
Realized gain on investments	17,438	2,517	24,092	84	61
Change in net unrealized appreciation (depreciation) on investments	14,449	49,827	11,252	1,101	(23,482)

Net Increase (Decrease) in Net Assets Resulting from Operations	33,871	52,806	42,901	1,602	(16,550)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	16,343	2,494	29,597	—	—
Transfers between variable and fixed accounts, net	63,944	352,180	1,456,337	21,315	209,497
Contract charges and deductions	(1,707)	(964)	(12,415)	(224)	(149)
Surrenders	(19,442)	(34,190)	(46,396)	(438)	(28)
Other	(2)	(19)	10	—	(11)

Net Increase in Net Assets Derived from Contract Owner Transactions	59,136	319,501	1,427,133	20,653	209,309

NET INCREASE IN NET ASSETS	93,007	372,307	1,470,034	22,255	192,759

NET ASSETS
Beginning of Year or Period	537,363	165,056	22,255	—	—

End of Year or Period	$630,370	$537,363	$1,492,289	$22,255	$192,759

(1)	Operations commenced on February 7, 2013.
(2)	Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).
(3)	Operations commenced on February 4, 2013.

See Notes to Financial Statements	H-21

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2014	Period Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Period Ended December 31, 2013
	PIMCO CommodityRealReturn Strategy - Advisor Class (1)		PIMCO Global Multi-Asset Managed Allocation - Advisor Class		Van Eck VIP Global Hard Assets Class S (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($79)	($23)	$12,890	$42,813	($2,437)	($1,080)
Realized loss on investments	(238)	(288)	(20,827)	(93,742)	(20,406)	(3,941)
Change in net unrealized appreciation (depreciation) on investments	(1,513)	(241)	47,633	(161,738)	(21,971)	11,368

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,830)	(552)	39,696	(212,667)	(44,814)	6,347

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	1,928	3,088	7,918	—
Transfers between variable and fixed accounts, net	4,254	5,739	(330,472)	(768,794)	43,257	154,061
Contract charges and deductions	(19)	(6)	(21,787)	(6,814)	(22,454)	(134)
Surrenders	(703)	(10)	(21,037)	(191,008)	(51,580)	(3,180)
Other	1	—	24	28	23	(4)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	3,533	5,723	(371,344)	(963,500)	(22,836)	150,743

NET INCREASE (DECREASE) IN NET ASSETS	1,703	5,171	(331,648)	(1,176,167)	(67,650)	157,090

NET ASSETS
Beginning of Year or Period	5,171	—	1,431,165	2,607,332	157,090	—

End of Year or Period	$6,874	$5,171	$1,099,517	$1,431,165	$89,440	$157,090

(1)	Operations commenced on February 5, 2013.
(2)	Operations commenced on January 22, 2013.

See Notes to Financial Statements	H-22

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Investment Income Ratios (2)	Expense Ratios (3)	Total Returns (4)
Diversified Bond
2014	$13.30	157,416	$2,093,965	0.00%	1.25%	6.36%
2013	12.51	156,958	1,963,073	0.00%	1.25%	(2.38%)
2012	12.81	212,545	2,723,005	2.66%	1.25%	7.02%
2011	11.97	304,295	3,642,786	6.64%	1.25%	4.63%
2010	11.44	3,686,019	42,174,409	3.08%	1.25%	6.70%
Floating Rate Income
2014	$10.05	68,287	$686,500	0.00%	1.25%	(0.84%)
06/26/2013 - 12/31/2013	10.14	45,171	457,956	0.00%	1.25%	2.67%
Floating Rate Loan
2014	$9.82	235,059	$2,308,336	0.00%	1.25%	(0.41%)
2013	9.86	293,722	2,896,435	0.00%	1.25%	3.23%
2012	9.55	248,885	2,377,439	4.97%	1.25%	6.75%
2011	8.95	359,882	3,220,301	14.14%	1.25%	1.23%
2010	8.84	1,922,479	16,992,984	4.75%	1.25%	5.94%
High Yield Bond
2014	$43.58	521,581	$22,730,346	0.00%	1.25%	(0.87%)
2013	43.96	632,839	27,821,994	0.00%	1.25%	5.91%
2012	41.51	712,270	29,565,434	6.75%	1.25%	13.86%
2011	36.46	735,377	26,808,303	10.35%	1.25%	2.14%
2010	35.69	1,235,013	44,081,453	7.60%	1.25%	13.10%
Inflation Managed
2014	$36.99	572,343	$21,169,306	0.00%	1.25%	1.83%
2013	36.32	656,381	23,841,361	0.00%	1.25%	(10.05%)
2012	40.38	834,406	33,693,844	2.29%	1.25%	8.50%
2011	37.22	930,089	34,615,529	4.20%	1.25%	10.47%
2010	33.69	2,637,433	88,857,498	1.98%	1.25%	7.43%
Inflation Strategy
2014	$10.09	26,990	$272,380	0.00%	1.25%	1.06%
2013	9.99	24,394	243,603	0.00%	1.25%	(10.59%)
2012	11.17	21,028	234,860	0.28%	1.25%	4.20%
06/28/2011 - 12/31/2011	10.72	46,129	494,462	4.03%	1.25%	6.78%
Managed Bond
2014	$41.18	1,377,752	$56,735,458	0.00%	1.25%	3.14%
2013	39.93	1,551,193	61,935,745	0.00%	1.25%	(3.42%)
2012	41.34	1,851,232	76,533,958	4.98%	1.25%	9.34%
2011	37.81	2,155,475	81,497,092	4.47%	1.25%	2.55%
2010	36.87	4,234,652	156,120,903	3.55%	1.25%	7.61%
Short Duration Bond
2014	$10.96	369,395	$4,049,002	0.00%	1.25%	(0.58%)
2013	11.03	443,908	4,894,225	0.00%	1.25%	(0.85%)
2012	11.12	390,496	4,342,286	0.76%	1.25%	1.91%
2011	10.91	449,655	4,906,595	1.73%	1.25%	(0.38%)
2010	10.95	2,525,202	27,658,912	1.48%	1.25%	2.12%
Emerging Markets Debt
2014	$9.63	24,695	$237,699	0.00%	1.25%	(5.02%)
2013	10.13	23,222	235,337	0.00%	1.25%	(7.60%)
05/15/2012 - 12/31/2012	10.97	7,276	79,797	7.59%	1.25%	11.57%
American Funds Growth
2014	$18.77	412,183	$7,738,209	0.00%	1.25%	6.88%
2013	17.57	467,343	8,208,890	0.00%	1.25%	28.02%
2012	13.72	516,622	7,088,250	0.16%	1.25%	15.99%
2011	11.83	668,236	7,904,584	0.13%	1.25%	(5.84%)
2010 (5)	12.56	1,574,473	19,779,551	0.00%	1.25%	16.79%
American Funds Growth-Income
2014	$17.65	552,012	$9,745,177	0.00%	1.25%	8.97%
2013	16.20	663,178	10,744,346	0.00%	1.25%	31.34%
2012	12.34	657,753	8,113,568	1.08%	1.25%	15.61%
2011	10.67	764,776	8,160,179	0.53%	1.25%	(3.45%)
2010 (5)	11.05	2,193,802	24,244,117	0.00%	1.25%	9.65%

See Notes to Financial Statements	H-23	See explanation of references on page H-29

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts For Each Year	AUV	Units Outstanding (1)	Net Assets (1)	Investment Income Ratios (2)	Expense Ratios (3)	Total Returns (4)
Comstock
2014	$16.78	325,692	$5,466,564	0.00%	1.25%	7.80%
2013	15.57	503,064	7,832,487	0.00%	1.25%	33.90%
2012	11.63	463,668	5,391,400	1.97%	1.25%	17.07%
2011	9.93	469,998	4,668,281	2.75%	1.25%	(3.32%)
2010	10.27	3,093,025	31,776,612	1.23%	1.25%	13.99%
Dividend Growth
2014	$18.27	489,775	$8,949,414	0.00%	1.25%	10.71%
2013	16.50	548,398	9,051,055	0.00%	1.25%	28.50%
2012	12.84	610,856	7,845,999	1.61%	1.25%	13.13%
2011	11.35	707,240	8,030,009	2.05%	1.25%	1.99%
2010	11.13	1,858,339	20,687,941	1.03%	1.25%	9.40%
Equity Index
2014	$62.68	1,047,351	$65,647,435	0.00%	1.25%	11.98%
2013	55.98	1,129,437	63,221,550	0.00%	1.25%	30.28%
2012	42.97	1,256,079	53,967,929	2.29%	1.25%	14.33%
2011	37.58	1,423,314	53,489,489	2.35%	1.25%	0.56%
2010	37.37	2,287,042	85,469,973	1.82%	1.25%	13.38%
Focused Growth
2014	$18.61	240,919	$4,484,114	0.00%	1.25%	8.71%
2013	17.12	290,357	4,971,352	0.00%	1.25%	31.86%
2012	12.99	331,909	4,309,865	0.00%	1.25%	21.67%
2011	10.67	363,025	3,874,223	0.00%	1.25%	(10.82%)
2010	11.97	545,899	6,532,376	0.00%	1.25%	8.98%
Growth
2014	$56.61	1,147,607	$64,967,162	0.00%	1.25%	7.52%
2013	52.65	1,300,050	68,447,076	0.00%	1.25%	32.54%
2012	39.72	1,517,528	60,279,707	0.87%	1.25%	16.77%
2011	34.02	1,726,137	58,721,370	0.94%	1.25%	(7.22%)
2010	36.67	2,369,940	86,901,471	1.08%	1.25%	9.86%
Large-Cap Growth
2014	$11.35	361,377	$4,102,832	0.00%	1.25%	7.08%
2013	10.60	398,220	4,222,062	0.00%	1.25%	35.77%
2012	7.81	638,639	4,987,087	0.00%	1.25%	16.76%
2011	6.69	495,705	3,315,272	0.00%	1.25%	(0.19%)
2010	6.70	2,856,504	19,139,717	0.00%	1.25%	13.11%
Large-Cap Value
2014	$22.92	682,216	$15,638,752	0.00%	1.25%	10.12%
2013	20.82	828,977	17,257,377	0.00%	1.25%	30.61%
2012	15.94	866,337	13,807,894	1.91%	1.25%	14.95%
2011	13.86	983,820	13,640,446	3.36%	1.25%	3.42%
2010	13.41	3,814,488	51,138,304	1.49%	1.25%	7.73%
Long/Short Large-Cap
2014	$15.61	191,810	$2,994,010	0.00%	1.25%	14.09%
2013	13.68	122,492	1,675,887	0.00%	1.25%	33.45%
2012	10.25	94,598	969,827	0.67%	1.25%	16.62%
2011	8.79	135,336	1,189,768	1.31%	1.25%	(3.81%)
2010	9.14	2,344,045	21,423,569	0.83%	1.25%	10.83%
Main Street Core
2014	$53.09	1,437,303	$76,304,562	0.00%	1.25%	9.44%
2013	48.51	1,599,031	77,568,849	0.00%	1.25%	30.13%
2012	37.28	1,825,641	68,055,589	1.01%	1.25%	15.56%
2011	32.26	2,052,310	66,202,453	1.08%	1.25%	(0.77%)
2010	32.51	2,799,029	90,989,994	1.04%	1.25%	14.70%
Mid-Cap Equity
2014	$31.30	455,022	$14,242,838	0.00%	1.25%	2.93%
2013	30.41	557,139	16,942,520	0.00%	1.25%	34.52%
2012	22.61	598,737	13,535,110	0.65%	1.25%	6.01%
2011	21.32	699,961	14,926,065	0.53%	1.25%	(6.57%)
2010	22.82	1,758,352	40,131,438	0.92%	1.25%	21.96%

See Notes to Financial Statements	H-24	See explanation of references on page H-29

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Investment Income Ratios (2)	Expense Ratios (3)	Total Returns (4)
Mid-Cap Growth
2014	$14.18	529,256	$7,506,759	0.00%	1.25%	7.15%
2013	13.24	619,568	8,201,651	0.00%	1.25%	31.44%
2012	10.07	722,400	7,275,748	0.38%	1.25%	6.15%
2011	9.49	959,104	9,099,661	0.00%	1.25%	(8.95%)
2010	10.42	2,431,397	25,336,155	0.19%	1.25%	31.66%
Mid-Cap Value
2014	$23.01	76,776	$1,766,657	0.00%	1.25%	5.17%
2013	21.88	160,813	3,518,436	0.00%	1.25%	32.23%
2012	16.55	62,383	1,032,187	1.36%	1.25%	13.06%
2011	14.63	48,038	703,010	4.98%	1.25%	(6.86%)
2010	15.71	1,054,128	16,562,010	1.01%	1.25%	19.69%
Small-Cap Equity
2014	$22.94	71,786	$1,646,961	0.00%	1.25%	0.45%
2013	22.84	95,166	2,173,653	0.00%	1.25%	33.77%
2012	17.07	63,526	1,084,656	1.43%	1.25%	14.48%
2011	14.91	91,484	1,364,385	1.24%	1.25%	(4.58%)
2010	15.63	866,847	13,548,201	0.73%	1.25%	18.62%
Small-Cap Growth
2014	$17.74	440,758	$7,819,672	0.00%	1.25%	(0.88%)
2013	17.90	539,359	9,653,582	0.00%	1.25%	32.21%
2012	13.54	581,838	7,876,974	0.08%	1.25%	11.46%
2011	12.15	710,221	8,626,275	0.00%	1.25%	(4.30%)
2010	12.69	1,333,115	16,918,868	0.00%	1.25%	24.45%
Small-Cap Index
2014	$26.47	459,619	$12,163,973	0.00%	1.25%	3.09%
2013	25.67	606,957	15,581,681	0.00%	1.25%	36.56%
2012	18.80	632,785	11,895,700	1.01%	1.25%	14.69%
2011	16.39	727,543	11,925,516	0.54%	1.25%	(5.69%)
2010	17.38	956,268	16,621,056	0.87%	1.25%	24.85%
Small-Cap Value
2014	$34.87	180,447	$6,291,372	0.00%	1.25%	4.33%
2013	33.42	212,234	7,092,570	0.00%	1.25%	30.84%
2012	25.54	213,076	5,442,185	1.91%	1.25%	9.71%
2011	23.28	258,499	6,018,034	1.54%	1.25%	1.04%
2010	23.04	621,102	14,311,187	2.08%	1.25%	23.78%
Value Advantage
2014	$13.06	109,082	$1,424,394	0.00%	1.25%	12.73%
08/15/2013 - 12/31/2013	11.58	12,290	142,365	0.00%	1.25%	10.00%
Health Sciences
2014	$36.65	380,104	$13,932,340	0.00%	1.25%	22.99%
2013	29.80	403,193	12,016,391	0.00%	1.25%	54.55%
2012	19.28	359,843	6,939,238	0.00%	1.25%	24.12%
2011	15.54	357,009	5,546,915	0.00%	1.25%	10.55%
2010	14.05	369,573	5,194,074	0.00%	1.25%	21.81%
Real Estate
2014	$50.96	216,248	$11,019,114	0.00%	1.25%	28.97%
2013	39.51	185,476	7,328,122	0.00%	1.25%	0.45%
2012	39.33	219,620	8,638,332	1.13%	1.25%	14.76%
2011	34.27	246,289	8,441,163	0.00%	1.25%	4.81%
2010	32.70	462,474	15,123,360	1.32%	1.25%	28.92%
Technology
2014	$7.91	234,735	$1,857,388	0.00%	1.25%	8.49%
2013	7.29	244,057	1,780,061	0.00%	1.25%	20.98%
2012	6.03	317,059	1,911,521	0.00%	1.25%	5.80%
2011	5.70	364,427	2,076,604	0.00%	1.25%	(6.08%)
2010	6.07	574,639	3,486,400	0.00%	1.25%	20.00%
Emerging Markets
2014	$32.34	442,233	$14,302,345	0.00%	1.25%	(6.18%)
2013	34.47	487,635	16,808,772	0.00%	1.25%	7.40%
2012	32.10	613,911	19,704,007	0.75%	1.25%	20.01%
2011	26.74	642,901	17,193,756	1.75%	1.25%	(18.98%)
2010	33.01	1,343,082	44,336,387	1.10%	1.25%	25.44%

See Notes to Financial Statements	H-25	See explanation of references on page H-29

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Investment Income Ratios (2)	Expense Ratios (3)	Total Returns (4)
International Large-Cap
2014	$12.52	830,548	$10,399,977	0.00%	1.25%	(6.20%)
2013	13.35	948,003	12,655,757	0.00%	1.25%	16.95%
2012	11.41	1,113,642	12,711,919	1.51%	1.25%	21.01%
2011	9.43	1,266,553	11,947,484	3.15%	1.25%	(11.23%)
2010	10.63	3,981,627	42,311,463	1.07%	1.25%	9.01%
International Small-Cap
2014	$10.69	85,088	$909,918	0.00%	1.25%	(3.63%)
2013	11.10	96,535	1,071,213	0.00%	1.25%	26.50%
2012	8.77	160,574	1,408,567	3.62%	1.25%	17.95%
2011	7.44	125,270	931,632	6.23%	1.25%	(13.35%)
2010	8.58	1,510,280	12,963,051	2.59%	1.25%	23.31%
International Value
2014	$16.91	1,711,612	$28,945,758	0.00%	1.25%	(11.66%)
2013	19.14	1,876,566	35,922,529	0.00%	1.25%	20.17%
2012	15.93	2,135,574	34,018,696	3.36%	1.25%	16.35%
2011	13.69	2,383,394	32,630,746	7.68%	1.25%	(13.99%)
2010	15.92	3,749,310	59,678,140	2.61%	1.25%	1.31%
Currency Strategies
2014	$10.32	4,185	$43,202	0.00%	1.25%	2.24%
2013	10.10	4,847	48,932	0.00%	1.25%	2.43%
11/08/2012 - 12/31/2012	9.86	311	3,063	0.00%	1.25%	0.96%
Global Absolute Return
2014	$10.17	10,250	$104,247	0.00%	1.25%	4.71%
2013	9.71	11,926	115,833	0.00%	1.25%	(2.38%)
12/14/2012 - 12/31/2012	9.95	841	8,366	0.00%	1.25%	0.52%
Precious Metals
2014	$3.92	21,968	$86,208	0.00%	1.25%	(9.13%)
2013	4.32	20,735	89,547	0.00%	1.25%	(49.47%)
11/08/2012 - 12/31/2012	8.55	756	6,464	0.00%	1.25%	(10.68%)
American Funds Asset Allocation
2014	$20.45	585,334	$11,969,394	0.00%	1.25%	3.83%
2013	19.69	485,400	9,559,454	0.00%	1.25%	21.75%
2012	16.18	170,975	2,765,600	2.00%	1.25%	14.27%
2011	14.15	89,909	1,272,656	3.18%	1.25%	(0.33%)
2010	14.20	89,750	1,274,548	0.00%	1.25%	10.65%
Pacific Dynamix - Conservative Growth
2014	$15.26	71,259	$1,087,098	0.00%	1.25%	4.19%
2013	14.64	49,082	718,659	0.00%	1.25%	8.03%
2012	13.55	66,290	898,444	1.45%	1.25%	8.06%
2011	12.54	76,388	958,115	2.57%	1.25%	1.64%
2010	12.34	77,191	952,544	2.77%	1.25%	8.91%
Pacific Dynamix - Moderate Growth
2014	$16.99	247,534	$4,204,416	0.00%	1.25%	4.22%
2013	16.30	240,931	3,926,412	0.00%	1.25%	13.52%
2012	14.36	197,044	2,828,709	1.29%	1.25%	10.35%
2011	13.01	201,839	2,625,781	2.66%	1.25%	(0.77%)
2010	13.11	145,899	1,912,718	2.15%	1.25%	10.53%
Pacific Dynamix - Growth
2014	$18.78	201,407	$3,782,131	0.00%	1.25%	4.12%
2013	18.04	192,266	3,467,603	0.00%	1.25%	19.48%
2012	15.09	201,445	3,040,731	1.51%	1.25%	12.34%
2011	13.44	181,455	2,438,039	1.80%	1.25%	(3.06%)
2010	13.86	118,153	1,637,677	1.79%	1.25%	12.41%
Portfolio Optimization Conservative
2014	$11.15	3,589,424	$40,010,362	0.00%	1.25%	2.11%
2013	10.92	4,094,974	44,703,464	0.00%	1.25%	1.76%
2012	10.73	4,776,681	51,245,429	2.29%	1.25%	8.74%
05/05/2011 - 12/31/2011	9.87	5,675,987	55,997,382	1.66%	1.25%	(0.92%)
Portfolio Optimization Moderate-Conservative
2014	$11.61	4,742,723	$55,067,454	0.00%	1.25%	2.74%
2013	11.30	5,489,534	62,039,793	0.00%	1.25%	6.82%
2012	10.58	6,295,721	66,607,864	2.23%	1.25%	10.26%
05/03/2011 - 12/31/2011	9.60	6,744,174	64,710,347	1.42%	1.25%	(3.85%)

See Notes to Financial Statements	H-26	See explanation of references on page H-29

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (2)	Expense Ratios (3)	Total Returns (4)
Portfolio Optimization Moderate
2014	$11.96	14,600,136	$174,627,395	0.00%	1.25%	3.32%
2013	11.58	15,775,486	182,621,680	0.00%	1.25%	11.34%
2012	10.40	17,108,972	177,889,202	1.96%	1.25%	11.54%
05/03/2011 - 12/31/2011	9.32	18,669,940	174,038,828	1.28%	1.25%	(6.46%)
Portfolio Optimization Growth
2014	$12.29	9,525,267	$117,046,652	0.00%	1.25%	3.78%
2013	11.84	10,431,350	123,512,794	0.00%	1.25%	16.00%
2012	10.21	11,293,959	115,279,322	1.65%	1.25%	12.60%
05/12/2011 - 12/31/2011	9.06	12,996,189	117,809,128	1.00%	1.25%	(8.24%)
Portfolio Optimization Aggressive-Growth
2014	$12.41	3,782,227	$46,922,368	0.00%	1.25%	3.98%
2013	11.93	4,112,410	49,065,556	0.00%	1.25%	19.36%
2012	10.00	4,500,011	44,980,538	1.33%	1.25%	13.74%
06/24/2011 - 12/31/2011	8.79	5,335,357	46,889,899	0.85%	1.25%	(5.93%)
Invesco V.I. Balanced-Risk Allocation Series II
2014	$17.02	107,036	$1,821,470	0.00%	1.25%	4.40%
2013	16.30	201,455	3,283,831	1.11%	1.25%	0.16%
2012	16.27	483,083	7,862,040	0.80%	1.25%	9.26%
2011	14.90	421,863	6,283,686	0.06%	1.25%	9.24%
2010	13.63	19,477	265,562	0.14%	1.25%	7.96%
Invesco V.I. Equity and Income Series II (6)
09/24/2014 - 12/31/2014	$10.54	5,497	$57,942	0.38%	1.25%	0.68%
American Century VP Mid Cap Value Class II
2014	$14.43	159,093	$2,295,861	1.00%	1.25%	14.79%
03/12/2013 - 12/31/2013	12.57	28,554	358,957	1.39%	1.25%	17.27%
American Funds IS Capital Income Builder Class 4 (6)
09/24/2014 - 12/31/2014	$9.90	496	$4,911	2.06%	1.25%	(1.74%)
American Funds IS Global Growth Fund Class 4
2014	$10.67	4,646	$49,569	1.58%	1.25%	0.75%
11/18/2013 - 12/31/2013	10.59	897	9,503	See Note (7)	1.25%	4.47%
American Funds IS International Fund Class 4 (6)
05/02/2014 - 12/31/2014	$9.56	1,178	$11,270	2.26%	1.25%	(4.49%)
American Funds IS International Growth and Income Fund Class 4
2014	$9.79	37,039	$362,621	4.80%	1.25%	(4.59%)
11/18/2013 - 12/31/2013	10.26	2,541	26,075	See Note (7)	1.25%	2.15%
American Funds IS Managed Risk Asset Allocation Fund Class P2 (8)
05/15/2014 - 10/15/2014	$10.01	—	$—	0.02%	1.25%	(1.85%)
American Funds IS New World Fund Class 4
2014	$9.22	10,501	$96,843	1.59%	1.25%	(9.27%)
11/01/2013 - 12/31/2013	10.17	119	1,213	See Note (7)	1.25%	1.65%
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4
2014	$10.20	38,148	$389,017	3.42%	1.25%	3.45%
12/31/2013 - 12/31/2013	9.86	4,053	39,947	0.00%	1.25%	0.00%
BlackRock Global Allocation V.I. Class III
2014	$12.04	1,478,011	$17,792,838	2.16%	1.25%	0.67%
2013	11.96	1,583,145	18,932,388	1.05%	1.25%	12.99%
2012	10.58	1,723,178	18,237,147	1.42%	1.25%	8.60%
2011	9.75	1,889,691	18,416,074	2.29%	1.25%	(4.83%)
2010	10.24	1,899,483	19,451,951	1.14%	1.25%	8.40%
BlackRock iShares Alterative Strategies V.I. Class I (6)
07/31/2014 - 12/31/2014	$10.24	2,096	$21,456	2.90%	1.25%	0.27%
Fidelity VIP Contrafund Service Class 2
2014	$13.89	99,207	$1,378,267	0.58%	1.25%	10.27%
01/04/2013 - 12/31/2013	12.60	112,321	1,415,158	1.51%	1.25%	25.76%

See Notes to Financial Statements	H-27	See explanation of references on page H-29

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (2)	Expense Ratios (3)	Total Returns (4)
Fidelity VIP FundsManager 60% Service Class 2
2014	$12.43	9,616	$119,516	1.16%	1.25%	3.95%
2013	11.96	6,089	72,807	1.23%	1.25%	16.92%
05/02/2012 - 12/31/2012	10.23	3,876	39,638	1.91%	1.25%	2.26%
Fidelity VIP Money Market Service Class (6)
04/30/2014 - 12/31/2014	$9.92	1,178,555	$11,687,860	0.01%	1.25%	(0.83%)
Fidelity VIP Strategic Income Service Class 2 (6)
01/24/2014 - 12/31/2014	$10.17	7,291	$74,183	1.45%	1.25%	1.54%
First Trust/Dow Jones Dividend & Income Allocation Class I
2014	$12.53	10,571	$132,411	0.72%	1.25%	8.67%
2013	11.53	6,102	70,327	1.09%	1.25%	11.35%
10/03/2012 - 12/31/2012	10.35	2,463	25,494	2.50%	1.25%	(0.04%)
Franklin Founding Funds Allocation VIP Class 4
2014	$12.65	191,048	$2,417,397	3.31%	1.25%	1.47%
2013	12.47	179,389	2,236,889	10.10%	1.25%	22.14%
2012	10.21	159,856	1,631,934	2.72%	1.25%	13.74%
2011	8.98	165,274	1,483,459	0.02%	1.25%	(2.89%)
2010	9.24	195,736	1,809,180	2.14%	1.25%	8.87%
Franklin Mutual Global Discovery VIP Class 2
2014	$12.93	77,210	$998,599	2.88%	1.25%	4.40%
02/19/2013 - 12/31/2013	12.39	64,389	797,715	2.47%	1.25%	17.89%
Franklin Rising Dividends VIP Class 2
2014	$13.46	68,997	$928,746	1.91%	1.25%	7.37%
02/14/2013 - 12/31/2013	12.54	60,032	752,589	2.01%	1.25%	19.70%
Templeton Global Bond VIP Class 2
2014	$10.04	100,754	$1,011,338	5.53%	1.25%	0.57%
01/22/2013 - 12/31/2013	9.98	75,384	752,403	4.62%	1.25%	(0.33%)
GE Investments Total Return Class 3
2014	$16.86	70,832	$1,194,272	1.59%	1.25%	3.77%
2013	16.25	61,263	995,420	1.28%	1.25%	13.22%
2012	14.35	62,075	890,867	1.35%	1.25%	10.85%
2011	12.95	94,640	1,225,235	1.59%	1.25%	(4.30%)
2010	13.53	78,316	1,059,448	2.50%	1.25%	8.01%
IVY Funds VIP Asset Strategy (6)
05/15/2014 - 12/31/2014	$9.71	3,965	$38,499	0.81%	1.25%	(1.96%)
Janus Aspen Series Balanced Service Shares
2014	$12.49	261,017	$3,258,910	1.55%	1.25%	6.89%
04/12/2013 - 12/31/2013	11.68	221,049	2,581,897	1.99%	1.25%	10.41%
Janus Aspen Series Flexible Bond Service Shares (6)
10/13/2014 - 12/31/2014	$10.09	9,120	$92,023	3.93%	1.25%	(0.28%)
Lord Abbett Bond Debenture Class VC
2014	$10.96	47,924	$525,473	5.55%	1.25%	3.05%
02/07/2013 - 12/31/2013	10.64	27,643	294,123	8.81%	1.25%	5.50%
Lord Abbett International Core Equity Class VC (6)
11/05/2014 - 12/31/2014	$9.08	1,301	$11,818	6.91%	1.25%	(3.30%)
Lord Abbett Total Return Class VC (6)
08/13/2014 - 12/31/2014	$10.17	17,786	$180,853	8.91%	1.25%	0.48%
MFS Total Return Series - Service Class
2014	$13.06	48,253	$630,370	1.61%	1.25%	6.89%
2013	12.22	43,969	537,363	1.40%	1.25%	17.26%
2012	10.42	15,837	165,056	3.50%	1.25%	9.55%
05/09/2011 - 12/31/2011	9.51	3,620	34,443	3.66%	1.25%	(4.45%)
MFS Utilities Series - Service Class
2014	$12.96	115,152	$1,492,289	2.20%	1.25%	11.07%
02/04/2013 - 12/31/2013	11.67	1,907	22,255	3.66%	1.25%	14.95%
PIMCO All Asset All Authority - Advisor Class (6)
05/15/2014 - 12/31/2014	$9.34	20,647	$192,759	8.38%	1.25%	(7.70%)

See Notes to Financial Statements	H-28	See explanation of references on page H-29

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (2)	Expense Ratios (3)	Total Returns (4)
PIMCO CommodityRealReturn Strategy - Advisor Class
2014	$6.75	1,018	$6,874	0.27%	1.25%	(19.63%)
02/05/2013 - 12/31/2013	8.40	616	5,171	0.44%	1.25%	(18.17%)
PIMCO Global Multi-Asset Managed Allocation - Advisor Class
2014	$10.50	104,763	$1,099,517	2.30%	1.25%	3.27%
2013	10.16	140,824	1,431,165	3.24%	1.25%	(9.05%)
2012	11.17	233,329	2,607,332	3.22%	1.25%	7.42%
2011	10.40	248,260	2,582,560	1.86%	1.25%	(3.02%)
05/12/2010 - 12/31/2010	10.73	143,217	1,536,177	5.78%	1.25%	9.10%
Van Eck VIP Global Hard Assets Class S
2014	$8.47	10,555	$89,440	0.00%	1.25%	(20.35%)
01/22/2013 - 12/31/2013	10.64	14,766	157,090	0.02%	1.25%	4.16%

(1)	The significant decrease in units outstanding and net assets during the year ended December 31, 2011 on most of the variable accounts that invested in Class I shares of the corresponding non-portfolio optimization portfolios of Pacific Select Fund was mainly due to the transfer of assets from those variable accounts to the five Portfolio Optimization Variable Accounts (Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts), which were added to the Separate Account during 2011.
(2)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(3)	The expense ratios represent annualized contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios for periods of less than one full year are annualized.
(4)	Total returns reflect changes in unit values of the underlying portfolios/funds and deductions for M&E fees assessed through the daily AUV calculation. These fees are assessed at an annual rate of 1.25% of the average daily net assets of each variable account as discussed in Note 4 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(5)	Investment income ratio represents less than 0.005%.
(6)	Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).
(7)	Subsequent to commencement of operations in 2013, the American Funds IS Global Growth Fund Class 4, American Funds IS International Growth and Income Fund Class 4, and American Funds IS New World Fund Class 4 Variable Accounts received their annual distributions. The annualized investment income ratios were 9.01%, 29.26%, and 7.57%, respectively. Prior to annualization, the ratios were 1.06%, 3.45%, and 1.20%, respectively.
(8)	The American Funds IS Managed Risk Asset Allocation Fund Class P2 Variable Account commenced operations during 2014 and all units were fully redeemed or transferred prior to December 31, 2014 (See Note 1 in Notes to Financial Statements). The AUV is as of the period ended as indicated. The investment income ratio and total return were calculated for the period indicated and the total return is not annualized for the period less than one full year.

See Notes to Financial Statements	H-29

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Variable Annuity Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2014 is comprised of eighty-five subaccounts (“Variable Accounts”). The Variable Accounts with no units outstanding throughout 2014 are not presented in this annual report. The assets in each of the Variable Accounts invest in the corresponding Portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, and Van Eck VIP Trust (collectively, the “Funds”).

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through F of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The following seven Variable Accounts and their underlying Portfolios changed names during the reporting period as follows:

Currently Named	Formerly Named
Inflation Strategy	Inflation Protected
Focused Growth	Focused 30
Franklin Founding Funds Allocation VIP Class 4	Franklin Templeton VIP Founding Funds Allocation Class 4
Franklin Mutual Global Discovery VIP Class 2	Mutual Global Discovery Securities Class 2
Franklin Rising Dividends VIP Class 2	Franklin Rising Dividends Securities Class 2
Templeton Global Bond VIP Class 2	Templeton Global Bond Securities Class 2
PIMCO Global Multi-Asset Managed Allocation – Advisor Class	PIMCO Global Multi-Asset – Advisor Class

The following twelve Variable Accounts commenced or resumed operations during 2014:

Variable Accounts	Commenced or Resumed Operations on	Variable Accounts	Commenced or Resumed Operations on
Invesco V.I. Equity and Income Series II	September 24, 2014	Fidelity VIP Strategic Income Service Class 2	January 24, 2014
American Funds IS Capital Income Builder Class 4	September 24, 2014	Ivy Funds VIP Asset Strategy	May 15, 2014
American Funds IS International Fund Class 4	May 2, 2014	Janus Aspen Series Flexible Bond Service Shares	October 13, 2014
American Funds IS Managed Risk Asset Allocation Fund Class P2	May 15, 2014	Lord Abbett International Core Equity Class VC	November 5, 2014
BlackRock iShares Alterative Strategies Class I	July 31, 2014	Lord Abbett Total Return Class VC	August 13, 2014
Fidelity VIP Money Market Service Class	April 30, 2014	PIMCO All Asset All Authority – Advisor Class	May 15, 2014

The units in the American Funds IS Managed Risk Asset Allocation Fund Class P2 Variable Account were fully redeemed or transferred on October 15, 2014.

On November 15, 2013, the net assets of the Class B Shares of the AllianceBernstein VPS Balanced Wealth Strategy Portfolio, the underlying portfolio for the AllianceBernstein VPS Balanced Wealth Strategy Class B Variable Account, were transferred to the Service Shares of the Janus Aspen Series Balanced Portfolio, the underlying portfolio for the Janus Aspen Series Balanced Service Shares Variable Account through a plan of substitution (the “2013 Substitution”). In connection with the 2013 Substitution, any units that remained in the AllianceBernstein VPS Balanced Wealth Strategy Class B Variable Account after the close of business on November 15, 2013 were transferred to the Janus Aspen Series Balanced Service Shares Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net assets values of the Janus Aspen Series Balanced Portfolio and AllianceBernstein VPS Balanced Wealth Strategy Portfolio, as of the close of business on November 15, 2013. The AllianceBernstein VPS Balanced Wealth Strategy Class B Variable Account is not included in this annual report.

On April 30, 2014, the net assets of the Pacific Select Fund’s Cash Management Portfolio Class I, the underlying Portfolio for the Cash Management Variable Account, were transferred to the Fidelity VIP Money Market Portfolio Service Class, the underlying Portfolio for the Fidelity VIP Money Market Service Class Variable Account through a liquidation and plan of substitution (the “2014 Substitution”). In connection with the 2014 Substitution, any units that remained in the Cash Management Variable Account after the close of business on April 30, 2014 were transferred to the Fidelity VIP Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the Fidelity VIP Money Market Portfolio and Cash Management Portfolio, as of the close of business on April 30, 2014. The Cash Management Variable Account is not included in this annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividends and capital gains distributions, if any, received from the Portfolios of the Funds are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is either qualified as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”) (the “RIC Portfolios”) or treated as a partnership for Federal income tax purposes only (the “Partnership Portfolios”). Each of the RIC Portfolios utilized the consent dividend provision of section 565 of the Code to effectively distribute income and capital gains for tax purposes although they are not paid by the RIC Portfolios. In addition, the Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. No dividends and capital gains distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year ended December 31, 2014.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) Pacific Life assumes at an annual rate of 1.25% of the average daily net assets of each Variable Account. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts.

Under the Contracts, Pacific Life also makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. Most Contracts offer optional benefits that can be added to the Contract by rider. The charges for riders can range depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in surrenders; and maintenance fees, any other optional benefit riders and state premium taxes are included in contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.

The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are included in Section D of this brochure. For the year ended December 31, 2014, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 0.95%, which are based on an annual percentage of average daily net assets of the Portfolios, and PSD received a service fee of 0.20% on Class I shares only, which is based on an annual percentage of average daily net assets of the Portfolios.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2014, were as follows:

Variable Accounts	Purchases	Sales
Diversified Bond	$2,687,793	$2,711,642
Floating Rate Income	363,280	135,574
Floating Rate Loan	307,737	922,313
High Yield Bond	1,252,992	6,589,713
Inflation Managed	1,851,302	5,255,115
Inflation Strategy	60,333	35,886
Managed Bond	3,094,791	10,884,181
Short Duration Bond	438,642	1,312,400
Emerging Markets Debt	173,883	159,350
American Funds Growth	593,074	1,679,096
American Funds Growth-Income	1,494,114	3,467,569
Comstock	842,348	3,681,113
Dividend Growth	900,431	1,938,541
Equity Index	4,233,474	9,678,278
Focused Growth	397,905	1,292,989
Growth	429,697	9,395,206
Large-Cap Growth	1,001,013	1,427,847
Large-Cap Value	729,806	4,106,868
Long/Short Large-Cap	1,462,961	411,119
Main Street Core	1,476,907	10,496,064
Mid-Cap Equity	1,627,103	4,890,534
Mid-Cap Growth	790,481	2,087,168
Mid-Cap Value	1,213,265	3,110,554
Small-Cap Equity	338,940	889,698
Small-Cap Growth	1,039,525	2,778,084
Small-Cap Index	723,470	4,627,333
Small-Cap Value	443,438	1,586,294
Value Advantage	2,022,857	828,400
Health Sciences	3,416,621	4,104,053
Real Estate	3,952,987	2,786,374
Technology	633,859	710,336
Emerging Markets	3,756,398	5,493,104
International Large-Cap	587,725	2,238,469
International Small-Cap	1,474,556	1,578,374
International Value	580,623	4,066,961
Currency Strategies	—	7,237
Global Absolute Return	30,312	49,454
Precious Metals	202,714	184,632
American Funds Asset Allocation	3,484,120	1,644,128
Pacific Dynamix - Conservative Growth	388,131	64,505
Pacific Dynamix - Moderate Growth	608,510	548,868
Pacific Dynamix - Growth	279,661	156,698
Portfolio Optimization Conservative	953,033	7,112,832
Portfolio Optimization Moderate-Conservative	1,715,841	11,044,071

Variable Accounts	Purchases	Sales
Portfolio Optimization Moderate	$4,812,334	$21,018,941
Portfolio Optimization Growth	2,599,697	15,006,032
Portfolio Optimization Aggressive-Growth	1,113,257	5,757,092
Invesco V.I. Balanced-Risk Allocation Series II	382,661	1,862,944
Invesco V.I. Equity and Income Series II (1)	57,042	136
American Century VP Mid Cap Value Class II	2,038,158	190,049
American Funds IS Capital Income Builder Class 4 (1)	5,034	18
American Funds IS Global Growth Fund Class 4	55,145	12,395
American Funds IS International Fund Class 4 (1)	11,986	108
American Funds IS International Growth and Income Fund Class 4	405,323	34,040
American Funds IS Managed Risk Asset Allocation Fund Class P2 (2)	32,244	31,817
American Funds IS New World Fund Class 4	199,602	80,514
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	1,080,576	724,454
BlackRock Global Allocation V.I. Class III	2,597,223	2,150,576
BlackRock iShares Alterative Strategies V.I. Class I (1)	21,685	123
Fidelity VIP Contrafund Service Class 2	1,536,682	1,700,315
Fidelity VIP FundsManager 60% Service Class 2	79,639	33,852
Fidelity VIP Money Market Service Class (1)	16,054,140	4,366,413
Fidelity VIP Strategic Income Service Class 2 (1)	275,536	196,728
First Trust/Dow Jones Dividend & Income Allocation Class I	56,699	2,920
Franklin Founding Funds Allocation VIP Class 4	1,989,942	1,727,901
Franklin Mutual Global Discovery VIP Class 2	1,278,805	961,255
Franklin Rising Dividends VIP Class 2	1,508,513	1,342,429
Templeton Global Bond VIP Class 2	555,599	255,344
GE Investments Total Return Class 3	393,125	193,065
Ivy Funds VIP Asset Strategy (1)	75,565	30,450
Janus Aspen Series Balanced Service Shares	956,918	391,379
Janus Aspen Series Flexible Bond Service Shares (1)	92,232	104
Lord Abbett Bond Debenture Class VC	389,956	132,698
Lord Abbett International Core Equity Class VC (1)	12,735	133
Lord Abbett Total Return Class VC (1)	293,122	110,181
MFS Total Return Series - Service Class	317,313	242,550
MFS Utilities Series - Service Class	2,241,704	773,426
PIMCO All Asset All Authority - Advisor Class (1)	217,833	1,519
PIMCO CommodityRealReturn Strategy - Advisor Class	6,832	3,378
PIMCO Global Multi-Asset Managed Allocation -Advisor Class	73,823	432,141
Van Eck VIP Global Hard Assets Class S	133,426	158,700

(1)	Operations commenced during 2014 (See Note 1).
(2)	Operations commenced during 2014 and all units were fully redeemed or transferred prior to December 31, 2014 (See Note 1).

7. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2014, the Variable Accounts’ holdings as presented in the Schedule of Investments in Section G of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

8. CHANGE IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2014 and 2013 were as follows:

	2014			2013
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Diversified Bond	221,539	(221,081)	458	33,573	(89,160)	(55,587)
Floating Rate Income (1)	35,740	(12,624)	23,116	52,848	(7,677)	45,171
Floating Rate Loan	36,372	(95,035)	(58,663)	200,974	(156,137)	44,837
High Yield Bond	51,621	(162,879)	(111,258)	149,183	(228,614)	(79,431)
Inflation Managed	65,961	(149,999)	(84,038)	47,476	(225,501)	(178,025)
Inflation Strategy	5,789	(3,193)	2,596	10,007	(6,641)	3,366
Managed Bond	108,567	(282,008)	(173,441)	106,686	(406,725)	(300,039)
Short Duration Bond	49,678	(124,191)	(74,513)	169,025	(115,613)	53,412
Emerging Markets Debt	16,795	(15,322)	1,473	24,846	(8,900)	15,946
American Funds Growth	45,258	(100,418)	(55,160)	58,567	(107,846)	(49,279)
American Funds Growth-Income	112,049	(223,215)	(111,166)	131,089	(125,664)	5,425
Comstock	68,886	(246,258)	(177,372)	219,244	(179,848)	39,396
Dividend Growth	58,239	(116,862)	(58,623)	99,756	(162,214)	(62,458)
Equity Index	101,826	(183,912)	(82,086)	83,468	(210,110)	(126,642)
Focused Growth	28,711	(78,149)	(49,438)	76,106	(117,658)	(41,552)
Growth	20,593	(173,036)	(152,443)	26,046	(243,524)	(217,478)
Large-Cap Growth	117,607	(154,450)	(36,843)	98,015	(338,434)	(240,419)
Large-Cap Value	69,333	(216,094)	(146,761)	154,494	(191,854)	(37,360)
Long/Short Large-Cap	100,225	(30,907)	69,318	70,339	(42,445)	27,894
Main Street Core	44,858	(206,586)	(161,728)	32,098	(258,708)	(226,610)
Mid-Cap Equity	64,414	(166,531)	(102,117)	99,422	(141,020)	(41,598)
Mid-Cap Growth	79,153	(169,465)	(90,312)	123,334	(226,166)	(102,832)
Mid-Cap Value	64,086	(148,123)	(84,037)	159,199	(60,769)	98,430
Small-Cap Equity	19,250	(42,630)	(23,380)	74,705	(43,065)	31,640
Small-Cap Growth	74,497	(173,098)	(98,601)	97,815	(140,294)	(42,479)
Small-Cap Index	45,228	(192,566)	(147,338)	112,474	(138,302)	(25,828)
Small-Cap Value	17,682	(49,469)	(31,787)	56,141	(56,983)	(842)
Value Advantage (2)	167,127	(70,335)	96,792	12,707	(417)	12,290
Health Sciences	122,709	(145,798)	(23,089)	174,030	(130,680)	43,350
Real Estate	102,670	(71,898)	30,772	38,858	(73,002)	(34,144)
Technology	86,698	(96,020)	(9,322)	52,083	(125,085)	(73,002)
Emerging Markets	149,252	(194,654)	(45,402)	54,645	(180,921)	(126,276)
International Large-Cap	80,915	(198,370)	(117,455)	98,471	(264,110)	(165,639)
International Small-Cap	135,648	(147,095)	(11,447)	88,780	(152,819)	(64,039)
International Value	91,352	(256,306)	(164,954)	65,780	(324,788)	(259,008)
Currency Strategies	—	(662)	(662)	5,087	(551)	4,536
Global Absolute Return	4,135	(5,811)	(1,676)	31,252	(20,167)	11,085
Precious Metals	42,644	(41,411)	1,233	28,630	(8,651)	19,979
American Funds Asset Allocation	192,110	(92,176)	99,934	417,144	(102,719)	314,425
Pacific Dynamix - Conservative Growth	26,186	(4,009)	22,177	2,552	(19,760)	(17,208)
Pacific Dynamix - Moderate Growth	37,087	(30,484)	6,603	64,708	(20,821)	43,887
Pacific Dynamix - Growth	16,365	(7,224)	9,141	36,246	(45,425)	(9,179)
Portfolio Optimization Conservative	93,887	(599,437)	(505,550)	338,777	(1,020,484)	(681,707)
Portfolio Optimization Moderate-Conservative	183,366	(930,177)	(746,811)	392,612	(1,198,799)	(806,187)
Portfolio Optimization Moderate	660,426	(1,835,776)	(1,175,350)	1,132,324	(2,465,810)	(1,333,486)
Portfolio Optimization Growth	304,271	(1,210,354)	(906,083)	527,439	(1,390,048)	(862,609)
Portfolio Optimization Aggressive-Growth	125,769	(455,952)	(330,183)	120,742	(508,343)	(387,601)
Invesco V.I. Balanced-Risk Allocation Series II	18,988	(113,407)	(94,419)	55,146	(336,774)	(281,628)
Invesco V.I. Equity and Income Series II (3)	5,501	(4)	5,497
American Century VP Mid Cap Value Class II (4)	145,062	(14,523)	130,539	41,596	(13,042)	28,554
American Funds IS Capital Income Builder Class 4 (3)	496	—	496
American Funds IS Global Growth Fund Class 4 (5)	4,909	(1,160)	3,749	995	(98)	897
American Funds IS International Fund Class 4 (3)	1,179	(1)	1,178
American Funds IS International Growth and Income Fund Class 4 (5)	37,485	(2,987)	34,498	2,541	—	2,541
American Funds IS Managed Risk Asset Allocation Fund Class P2 (6)	3,161	(3,161)	—
American Funds IS New World Fund Class 4 (7)	18,150	(7,768)	10,382	119	—	119
American Funds IS U.S. Government/AAA-Rated
Securities Fund Class 4 (8)	105,154	(71,059)	34,095	4,053	—	4,053
BlackRock Global Allocation V.I. Class III	74,006	(179,140)	(105,134)	132,806	(272,839)	(140,033)

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2014			2013
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
BlackRock iShares Alternative Strategies V.I. Class I (3)	2,097	(1)	2,096
Fidelity VIP Contrafund Service Class 2 (9)	115,810	(128,924)	(13,114)	125,737	(13,416)	112,321
Fidelity VIP FundsManager 60% Service Class 2	6,193	(2,666)	3,527	5,648	(3,435)	2,213
Fidelity VIP Money Market Service Class (3)	1,663,208	(484,653)	1,178,555
Fidelity VIP Strategic Income Service Class 2 (3)	26,501	(19,210)	7,291
First Trust/Dow Jones Dividend & Income Allocation Class I	4,623	(154)	4,469	4,065	(426)	3,639
Franklin Founding Funds Allocation VIP Class 4	149,926	(138,267)	11,659	43,052	(23,519)	19,533
Franklin Mutual Global Discovery VIP Class 2 (10)	90,658	(77,837)	12,821	76,295	(11,906)	64,389
Franklin Rising Dividends VIP Class 2 (11)	115,253	(106,288)	8,965	77,684	(17,652)	60,032
Templeton Global Bond VIP Class 2 (12)	52,482	(27,112)	25,370	89,621	(14,237)	75,384
GE Investments Total Return Class 3	20,521	(10,952)	9,569	4,107	(4,919)	(812)
Ivy Funds VIP Asset Strategy (3)	7,221	(3,256)	3,965
Janus Aspen Series Balanced Service Shares (13)	73,455	(33,487)	39,968	227,180	(6,131)	221,049
Janus Aspen Series Flexible Bond Service Shares (3)	9,124	(4)	9,120
Lord Abbett Bond Debenture Class VC (14)	31,940	(11,659)	20,281	42,667	(15,024)	27,643
Lord Abbett International Core Equity Class VC (3)	1,313	(12)	1,301
Lord Abbett Total Return Class VC (3)	28,567	(10,781)	17,786
MFS Total Return Series - Service Class	23,408	(19,124)	4,284	35,235	(7,103)	28,132
MFS Utilities Series - Service Class (15)	174,063	(60,818)	113,245	3,542	(1,635)	1,907
PIMCO All Asset All Authority - Advisor Class (3)	20,691	(44)	20,647
PIMCO CommodityRealReturn Strategy - Advisor Class (16)	783	(381)	402	1,926	(1,310)	616
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	5,243	(41,304)	(36,061)	37,419	(129,924)	(92,505)
Van Eck VIP Global Hard Assets Class S (12)	12,358	(16,569)	(4,211)	37,190	(22,424)	14,766

(1)	Operations commenced on June 26, 2013.
(2)	Operations commenced on August 15, 2013.
(3)	Operations commenced during 2014 (See Note 1).
(4)	Operations commenced on March 12, 2013.
(5)	Operations commenced on November 18, 2013.
(6)	Operations commenced during 2014 and all units were fully redeemed or transferred prior to December 31, 2014 (See Note 1).
(7)	Operations commenced on November 1, 2013.
(8)	Operations commenced on December 31, 2013.
(9)	Operations commenced on January 4, 2013.
(10)	Operations commenced on February 19, 2013.
(11)	Operations commenced on February 14, 2013.
(12)	Operations commenced on January 22, 2013.
(13)	Operations commenced on April 12, 2013.
(14)	Operations commenced on February 7, 2013.
(15)	Operations commenced on February 4, 2013.
(16)	Operations commenced on February 5, 2013.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors

Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company (the “Separate Account”) comprised of Diversified Bond, Floating Rate Income, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Strategy (formerly named Inflation Protected), Managed Bond, Short Duration Bond, Emerging Markets Debt, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth, Equity Index, Focused Growth (formerly named Focused 30), Growth, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Value Advantage, Health Sciences, Real Estate, Technology, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Currency Strategies, Global Absolute Return, Precious Metals, American Funds Asset Allocation, Pacific Dynamix - Conservative Growth, Pacific Dynamix - Moderate Growth, Pacific Dynamix - Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, Invesco V.I. Balanced-Risk Allocation Series II, Invesco V.I. Equity and Income Series II, American Century VP Mid Cap Value Class II, American Funds IS Capital Income Builder® Class 4, American Funds IS Global Growth FundSM Class 4, American Funds IS International FundSM Class 4, American Funds IS International Growth and Income FundSM Class 4, American Funds IS Managed Risk Asset Allocation FundSM Class P2, American Funds IS New World Fund® Class 4, American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4, BlackRock® Global Allocation V.I. Class III, BlackRock iShares® Alternative Strategies V.I. Class I, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP FundsManager® 60% Service Class 2, Fidelity VIP Money Market Service Class, Fidelity VIP Strategic Income Service Class 2, First Trust/Dow Jones Dividend & Income Allocation Class I, Franklin Founding Funds Allocation VIP Class 4 (formerly named Franklin Templeton VIP Founding Funds Allocation Class 4), Franklin Mutual Global Discovery VIP Class 2 (formerly named Mutual Global Discovery Securities Class 2), Franklin Rising Dividends VIP Class 2 (formerly named Franklin Rising Dividends Securities Class 2), Templeton Global Bond VIP Class 2 (formerly named Templeton Global Bond Securities Class 2), GE Investments Total Return Class 3, Ivy Funds VIP Asset Strategy, Janus Aspen Series Balanced Service Shares, Janus Aspen Series Flexible Bond Service Shares, Lord Abbett Bond Debenture Class VC, Lord Abbett International Core Equity Class VC, Lord Abbett Total Return Class VC, MFS® Total Return Series - Service Class, MFS Utilities Series - Service Class, PIMCO All Asset All Authority - Advisor Class, PIMCO CommodityRealReturn® Strategy - Advisor Class, PIMCO Global Multi-Asset Managed Allocation - Advisor Class (formerly named PIMCO Global Multi-Asset - Advisor Class), and Van Eck VIP Global Hard Assets Class S Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2014, the related statements of operations for the year or period then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2014 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company as of December 31, 2014, the results of their operations for the year or period then ended and the changes in their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 27, 2015

J-1

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Annual Reports as of December 31, 2014 for:

• Pacific Select Fund

• Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company

Form No.	302-15A